UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Annual report for the year ended December 31, 2020

Invest in a balanced
fund that has stood
the test of time

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.12%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.22%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

43	Financial statements

71	Board of trustees and other officers

Fellow investors:

In a year unlike any other in recent memory, financial markets took wild turns throughout 2020. The fastest 30% market drop in history was followed by the quickest reversal from a bear to bull market in 30 years. Yet amid the ups and downs, coinciding with the progression of the COVID-19 pandemic and associated public and private sector responses, both the equity and fixed income markets generally delivered strong returns in 2020.

In the equity market, growth-oriented stocks — especially technology and e-commerce companies — led the market, while more defensive, dividend-paying stocks generally trailed. Meanwhile, falling interest rates supported the fixed income market, with the Bloomberg Barclays U.S. Aggregate Index (a broad measure of the U.S. fixed income market) showing strong growth.

Fund results

While navigating these uncharted waters, American Balanced Fund (AMBAL) gained 10.85% for the 12-month period ended December 31, 2020. By way of comparison, the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index, the fund’s primary benchmark, returned 14.73%. Although AMBAL trailed this index during the period, we encourage our shareholders to consider the bigger picture.

As a balanced fund, AMBAL was designed to be able to serve as the complete portfolio of a prudent investor. As such, it employs multiple asset classes, with shifting proportions of stocks versus bonds, to achieve three critical objectives for our shareholders: conservation of capital, current income and long-term growth of capital and income.

Balance is also achieved through strategic diversification of investments within the portfolio. We seek to add value by investing in what we believe are the most attractive and appropriate stocks and bonds using a fundamental, valuation-based approach. The fund seeks to protect against volatility and deliver steady gains over longer periods, ideally

Results at a glance

For periods ended December 31, 2020, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	20 years	Lifetime (since 7/26/75)[1]

AMBAL (Class A shares)	10.85%	10.03%	9.93%	7.65%	10.62%
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[2,3,4]	14.73	11.11	10.02	6.73	10.17
Standard & Poor’s 500 Composite Index[3]	18.40	15.22	13.88	7.47	11.73
Bloomberg Barclays U.S. Aggregate Index[4]	7.51	4.44	3.84	4.83	7.37

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: S&P Dow Jones Indices LLC.
[4]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Barclays Government/Credit Bond Index was used.

American Balanced Fund	1

without causing investors to become overly concerned and sell at inopportune times.

Because of its emphasis on conservation of capital and income, the fund focuses partly on high dividend-paying stocks, which tend to lie within the value style category. Yet this was a year where the most expensive stocks, according to traditional valuation metrics such as price to book and price to earnings, materially outperformed inexpensive stocks. As a result, we believe that AMBAL’s lean toward fundamental value and dividend-yielding stocks contributed to the fund trailing its benchmark over the fiscal year.

We continue to be guided by the investment objectives that were established when the fund was started in 1932 (Capital Research and Management Company, the fund’s investment adviser, began managing the fund in 1975). Balancing those objectives, which guide our investment strategy, has resulted in periods where AMBAL has trailed its benchmark and other periods where it has led. We encourage investors to focus on long-term results and evaluate them in the context of the fund’s investment objectives and their own personal financial goals.

The equity portfolio

Although 2020 included many worrying economic indicators, including high unemployment (still nearly twice the rate at the end of 2020 as from the start of the year) and lower corporate earnings, the stock market rallied sharply off its March lows. By the end of the year, the S&P 500 Index finished the year up 18.40%. Massive government stimulus packages and development of vaccines to curb the health crisis helped propel equity markets to record highs as we ended 2020.

The U.S. Federal Reserve also took major steps to support the economy, cutting short-term interest rates to near zero and providing trillions of dollars in liquidity. These moves contributed to the run up in equities, incentivizing those in search of returns to seek out riskier investments.

The information technology and consumer discretionary sectors soared, driven in part by shifts in purchasing behavior. Due to the pandemic, many technology companies benefited from large segments of the population connecting remotely for their work and personal lives. Meanwhile, changing spending patterns as consumers adapted to the pandemic helped demand for e-commerce, fast food and other sectors. Although the economy struggled overall, many consumers boosted their online shopping. They also used more of their discretionary income for home-related purchases and for food takeout/delivery.

Two of AMBAL’s top positive contributors were Microsoft and Home Depot, which were helped by these trends. Microsoft benefited from growth in its cloud businesses and demand in areas like facilitating remote work. Home Depot had strong revenue as consumers often used their time and income this year to tackle home improvement projects.

Activision Blizzard, a video game company, also exemplified how consumers spending more time at home can translate into increased sales. In the second quarter of 2020, the company added more than 100 million players for popular franchises like “Call of Duty” and “World of Warcraft,” all of which helped provide additive results to AMBAL’s portfolio.

Within the technology sector, the semiconductor industry was also a bright spot for the equity portfolio. Although the pandemic dampened smartphone sales, future growth is expected to be strong, especially with the rollout of 5G networks. Equity holdings in Taiwan Semiconductor Manufacturing Company and ASML Holdings, whose technology is used in smartphone manufacturing, were additive to results. Our stock selection within communication services was also additive, with companies like T-Mobile leading the way.

The fund’s emphasis on stocks with generally high dividends and low price-to-earnings ratios held back results. Traditional “value” stocks like Berkshire Hathaway struggled in 2020. In the case of Berkshire Hathaway, the Fed’s rapid action to stabilize markets reduced opportunities for the company to invest its enormous cash reserves via acquisitions. The pandemic also caused a significant decrease in energy usage, contributing to oil price declines. Royal Dutch Shell was one such company that experienced this fallout and therefore weighed against results.

Lastly, not all consumer discretionary sectors fared well through the pandemic. Travel and tourism companies like Carnival and mall operators like Simon Property Group saw their businesses halted or curtailed in 2020. The stocks of such companies declined materially in

2	American Balanced Fund

2020, detracting from fund results, although many began to recover later in the year as optimism around COVID-19 vaccines increased.

The fixed income portfolio

Like stocks, bonds also showed strength in 2020, as global central banks eased monetary policy to provide an economic lifeline. Yet the fixed income category was not spared from volatility in 2020.

Bond markets generally experienced a precipitous drop alongside equity markets in March. However, they quickly reversed course. By year-end, every major area of the U.S. bond market posted positive returns, according to Bloomberg Barclays index data.

In AMBAL, U.S. Treasuries are the foundation of a high-quality fixed income portfolio. We build upon this foundation with other assets we identify as offering attractive value. In 2020, some of those investments included corporate bonds, Treasury Inflation-Protected Securities (TIPS) and government-related credits such as municipal bonds. In general, investments in longer duration bonds provided the strongest results as rates fell. Additionally, derivatives were used throughout the fixed income portfolio as tools to more accurately implement our investment views and provide greater liquidity than could be accomplished using only cash securities.

Through careful sector allocation and security selection, the fixed income portfolio provided strong returns. Following the downturn in March, our decision to increase credit exposure buoyed 2020 returns. For the year, the fixed income portion of the portfolio was able to add to the fund’s results.

Thank you

We welcome our many new shareholders and thank you for the trust you have placed in us to bring balance to your investment portfolio. As 2020 showed, financial markets, the economy and the day-to-day lives of our shareholders can be upended in an instance. But we will continue to follow our prudent, research-driven approach to investing that seeks to provide stability, income and long-term growth for our investors.

We look forward to reporting to you again in six months’ time.

Sincerely,

Paul Benjamin
Co-President

Jeffrey T. Lager
Co-President

February 11, 2021

For current information about the fund, visit capitalgroup.com.

American Balanced Fund	3

The value of a long-term perspective

$2,000,000
1,000,000
600,000
400,000
200,000
100,000
60,000
40,000
20,000
10,000
8,000
Year ended December 31
1975[8]
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2020)*

	1 year	5 years	10 years
Class A shares	4.48%	8.74%	9.28%

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

The total annual fund operating expense ratio is 0.58% for Class A shares as of the prospectus dated March 1, 2021 (unaudited).

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.50% prior to July 1, 1988.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: S&P Dow Jones Indices LLC.
[5]	Includes reinvested dividends and reinvested capital gain distributions.
[6]	Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting the total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[7]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Barclays Government/Credit Bond Index was used.
[8]	For the period July 26, 1975 (when Capital Research and Management Company became the fund’s investment adviser) through December 31, 1975.

4	American Balanced Fund

How a hypothetical $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in American Balanced Fund grew from July 26, 1975 — when Capital Research and Management Company became the fund’s investment adviser — to December 31, 2020. As you can see, the investment grew to $925,627 with all distributions reinvested.

American Balanced Fund	5

Investment portfolio December 31, 2020

Investment mix by security type	Percent of net assets

Common stocks 59.87%	Shares	Value (000)
Information technology 13.09%
Microsoft Corp.	29,840,200	$6,637,057
Broadcom Inc.	9,492,400	4,156,247
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	30,158,100	3,288,439
ASML Holding NV (New York registered) (ADR)	2,625,000	1,280,265
ASML Holding NV1	1,002,000	484,228
Intel Corp.	21,073,200	1,049,867
Samsung Electronics Co., Ltd.[1]	9,986,000	746,328
Mastercard Inc., Class A	1,767,485	630,886
Visa Inc., Class A	2,833,100	619,684
KLA Corp.	2,380,011	616,209
Fidelity National Information Services, Inc.	4,227,027	597,955
Apple Inc.	4,469,200	593,018
Advanced Micro Devices, Inc.[2]	4,730,000	433,788
TE Connectivity Ltd.	3,493,900	423,007
VeriSign, Inc.[2]	1,800,000	389,520
NortonLifeLock Inc.	18,361,000	381,542
Keyence Corp.[1]	535,000	301,089
Applied Materials, Inc.	3,479,100	300,246
Analog Devices, Inc.	2,000,000	295,460
Adobe Inc.[2]	501,870	250,995
Paychex, Inc.	2,228,200	207,624
Automatic Data Processing, Inc.	899,000	158,404
FleetCor Technologies, Inc.[2]	400,000	109,132
Snowflake Inc., Class A2,3	105,000	29,547
		23,980,537

Health care 8.58%
UnitedHealth Group Inc.	11,130,100	3,903,103
Pfizer Inc.	55,703,000	2,050,427
Johnson & Johnson	10,415,000	1,639,113
Cigna Corp.	6,500,439	1,353,261
Gilead Sciences, Inc.	20,718,500	1,207,060
Thermo Fisher Scientific Inc.	2,556,600	1,190,813
CVS Health Corp.	11,400,000	778,620
AstraZeneca PLC[1]	5,703,947	569,875
Centene Corp.[2]	8,053,988	483,481
Merck & Co., Inc.	5,718,261	467,754
ResMed Inc.	1,635,000	347,536
Abbott Laboratories	2,609,900	285,758
Daiichi Sankyo Company, Ltd.[1]	7,530,000	258,131
Novartis AG1	2,200,000	207,792
Anthem, Inc.	571,900	183,631
Boston Scientific Corp.[2]	4,225,000	151,889
Regeneron Pharmaceuticals, Inc.[2]	300,000	144,933
Viatris Inc.[2]	7,693,654	144,179

6	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Baxter International Inc.	1,739,600	$139,586
Eli Lilly and Company	654,300	110,472
Vertex Pharmaceuticals Inc.[2]	450,000	106,353
		15,723,767

Financials 7.21%
JPMorgan Chase & Co.	15,307,749	1,945,156
BlackRock, Inc.	1,527,700	1,102,297
Chubb Ltd.	6,575,850	1,012,155
Berkshire Hathaway Inc., Class B2	3,605,200	835,937
Berkshire Hathaway Inc., Class A2	412	143,300
Synchrony Financial	22,015,000	764,141
PNC Financial Services Group, Inc.	5,050,000	752,450
Bank of America Corp.	24,050,000	728,955
Capital One Financial Corp.	6,500,000	642,525
Citigroup Inc.	8,400,000	517,944
Intercontinental Exchange, Inc.	4,385,600	505,616
The Blackstone Group Inc., Class A	6,798,732	440,626
Aon PLC, Class A	1,995,000	421,484
S&P Global Inc.	1,255,828	412,828
HDFC Bank Ltd.[1,2]	20,121,000	396,342
Truist Financial Corp.	7,166,000	343,466
CME Group Inc., Class A	1,703,000	310,031
KeyCorp	15,848,242	260,070
East West Bancorp, Inc.	4,962,913	251,669
Willis Towers Watson PLC	1,108,000	233,433
RenaissanceRe Holdings Ltd.	1,367,000	226,676
Nasdaq, Inc.	1,494,400	198,367
AIA Group Ltd.[1]	15,670,000	193,018
Travelers Companies, Inc.	1,225,841	172,071
Discover Financial Services	1,530,000	138,511
Progressive Corp.	1,200,000	118,656
Marsh & McLennan Companies, Inc.	865,000	101,205
Arch Capital Group Ltd.[2]	940,000	33,906
		13,202,835

Consumer staples 5.74%
Philip Morris International Inc.	39,745,449	3,290,526
Altria Group, Inc.	33,001,900	1,353,078
Nestlé SA1	10,142,000	1,194,006
British American Tobacco PLC[1]	18,621,225	692,615
British American Tobacco PLC (ADR)	2,973,000	111,458
Anheuser-Busch InBev SA/NV (ADR)[3]	7,942,600	555,267
Conagra Brands, Inc.	15,256,675	553,207
Mondelez International, Inc.	7,575,701	442,951
General Mills, Inc.	6,707,848	394,421
Colgate-Palmolive Company	4,000,000	342,040
Keurig Dr Pepper Inc.	7,930,984	253,792
Coca-Cola Company	3,700,000	202,908
Kellogg Co.	3,000,000	186,690
Procter & Gamble Company	1,325,000	184,361
Coca-Cola European Partners PLC	3,440,000	171,415
Church & Dwight Co., Inc.	1,910,000	166,609
Archer Daniels Midland Company	3,000,000	151,230
Estée Lauder Companies Inc., Class A	564,100	150,158
Costco Wholesale Corp.	285,000	107,382
		10,504,114

Communication services 5.71%
Comcast Corp., Class A	54,111,000	2,835,416
Facebook, Inc., Class A2	6,998,300	1,911,656
Charter Communications, Inc., Class A2,3	2,263,100	1,497,154
Alphabet Inc., Class C2	592,500	1,037,989
Alphabet Inc., Class A2	226,300	396,622
Netflix, Inc.[2]	2,289,051	1,237,759

American Balanced Fund	7

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Activision Blizzard, Inc.	7,699,000	$714,852
T-Mobile US, Inc.[2]	5,000,000	674,250
Verizon Communications Inc.	2,449,000	143,879
		10,449,577

Industrials 5.16%
CSX Corp.	14,864,600	1,348,962
Lockheed Martin Corp.	3,370,300	1,196,389
Honeywell International Inc.	4,427,915	941,818
Northrop Grumman Corp.	2,959,410	901,791
ABB Ltd.[1]	20,933,001	585,524
Boeing Company	2,255,000	482,705
L3Harris Technologies, Inc.	2,314,054	437,403
Jacobs Engineering Group Inc.	4,000,000	435,840
PACCAR Inc.	4,671,100	403,023
Carrier Global Corp.	9,561,900	360,675
TransDigm Group Inc.[2]	568,424	351,769
Norfolk Southern Corp.	1,469,000	349,049
Raytheon Technologies Corp.	4,371,800	312,627
United Parcel Service, Inc., Class B	1,750,000	294,700
Union Pacific Corp.	1,378,665	287,066
Caterpillar Inc.	1,190,659	216,724
Cintas Corp.	567,500	200,589
Waste Management, Inc.	1,380,000	162,743
Airbus SE, non-registered shares[1,2]	1,273,000	139,838
Otis Worldwide Corp.	583,800	39,436
		9,448,671

Consumer discretionary 4.62%
Amazon.com, Inc.[2]	656,700	2,138,826
Home Depot, Inc.	7,245,000	1,924,417
Dollar General Corp.	4,357,000	916,277
General Motors Company	20,500,000	853,620
LVMH Moët Hennessy-Louis Vuitton SE1	813,000	507,987
Domino’s Pizza, Inc.	825,000	316,354
Toll Brothers, Inc.[4]	7,035,000	305,811
Industria de Diseño Textil, SA1	7,843,952	249,767
Prosus NV1	2,248,000	241,825
Restaurant Brands International Inc.	3,632,000	221,952
Target Corp.	1,200,000	211,836
Darden Restaurants, Inc.	1,600,000	190,592
VF Corp.	2,000,000	170,820
NIKE, Inc., Class B	903,000	127,747
Marriott International, Inc., Class A	615,000	81,131
		8,458,962

Materials 3.51%
LyondellBasell Industries NV	9,412,958	862,792
Dow Inc.	15,445,445	857,222
Vale SA, ordinary nominative (ADR)	39,777,900	666,678
Shin-Etsu Chemical Co., Ltd.[1]	3,300,000	577,710
Eastman Chemical Company	4,841,000	485,455
Royal Gold, Inc.[4]	4,166,700	443,170
Rio Tinto PLC[1]	5,000,000	374,119
Vulcan Materials Co.	2,500,000	370,775
Air Products and Chemicals, Inc.	1,264,329	345,440
Franco-Nevada Corp.	2,436,419	305,485
Wheaton Precious Metals Corp.	5,645,000	235,622
Linde PLC	800,000	210,808
Barrick Gold Corp.	9,028,000	205,658
Sherwin-Williams Company	238,000	174,909
CF Industries Holdings, Inc.	3,919,000	151,705
Nucor Corp.	2,500,000	132,975
Grupo México, SAB de CV, Series B	6,960,022	29,422
		6,429,945

8	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Real estate 2.62%
Crown Castle International Corp. REIT	8,504,513	$1,353,834
Equinix, Inc. REIT	1,103,200	787,883
Sun Communities, Inc. REIT	4,875,178	740,783
Digital Realty Trust, Inc. REIT	4,130,911	576,304
Iron Mountain Inc. REIT[4]	16,346,200	481,886
Simon Property Group, Inc. REIT	4,569,000	389,644
American Tower Corp. REIT	1,354,000	303,919
Embassy Office Parks REIT[1]	36,351,600	171,662
		4,805,915

Energy 2.13%
Chevron Corp.	7,908,131	667,842
Enbridge Inc.	13,850,700	443,084
Enbridge Inc. (CAD denominated)	3,360,898	107,488
Halliburton Co.	25,000,000	472,500
Canadian Natural Resources, Ltd. (CAD denominated)	19,341,500	464,810
Baker Hughes Co., Class A	13,761,000	286,917
ConocoPhillips	7,105,897	284,165
Valero Energy Corp.	4,210,000	238,160
Pioneer Natural Resources Company	2,000,000	227,780
EOG Resources, Inc.	4,291,000	213,992
Hess Corp.	4,000,000	211,160
Cabot Oil & Gas Corp.	7,256,000	118,128
Suncor Energy Inc.	5,500,000	92,250
Exxon Mobil Corp.	1,626,700	67,052
		3,895,328

Utilities 1.50%
Enel SpA[1]	79,594,497	803,774
DTE Energy Company	3,669,000	445,453
Xcel Energy Inc.	5,962,700	397,533
American Electric Power Company, Inc.	3,970,000	330,582
AES Corp.	12,245,000	287,758
NextEra Energy, Inc.	2,955,600	228,025
Sempra Energy	1,242,400	158,294
CMS Energy Corp.	1,688,041	102,987
		2,754,406

Total common stocks (cost: $66,019,884,000)		109,654,057

Preferred securities 0.07%
Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,892,600	128,474

Financials 0.00%
CoBank, ACB, Class E, noncumulative preferred shares[5]	7,440	4,873

Total preferred securities (cost: $63,528,000)		133,347

Convertible stocks 0.18%
Utilities 0.08%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	1,490,000	75,752
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	781,435	39,150
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	227,600	22,705
		137,607

Health care 0.05%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	51,300	66,746
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	285,900	31,326
		98,072

Information technology 0.05%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	66,000	93,883

Total convertible stocks (cost: $278,264,000)		329,562

American Balanced Fund	9

Bonds, notes & other debt instruments 32.71%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 12.67%
Financials 2.58%
ACE INA Holdings Inc. 2.875% 2022	$22,180	$23,133
ACE INA Holdings Inc. 3.35% 2026	5,180	5,840
AerCap Holdings NV 6.50% 2025	7,190	8,600
Ally Financial Inc. 8.00% 2031	7,500	10,833
American International Group, Inc. 2.50% 2025	51,250	55,117
American International Group, Inc. 4.20% 2028	8,760	10,409
American International Group, Inc. 3.40% 2030	32,501	37,247
American International Group, Inc. 4.375% 2050	30,792	40,320
AXA SA, Series B, junior subordinated, 6.379% (3-month USD-LIBOR + 2.256% on 12/14/2036)[5,6]	2,000	2,785
Banco Santander, SA 2.749% 2030	15,800	16,321
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[6]	10,222	10,663
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[6]	11,037	11,144
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[6]	8,500	9,065
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[6]	20,000	20,271
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	20,475	20,925
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	42,900	48,535
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[6]	28,665	32,133
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[6]	80,750	81,609
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	23,985	24,309
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[6]	52,400	54,678
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[6]	2,378	3,007
Bank of Nova Scotia 1.625% 2023	12,000	12,349
BB&T Corp. 2.625% 2022	22,500	23,009
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	41,712
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	13,285
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,252
BNP Paribas 3.80% 2024[5]	60,275	65,781
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[5,6]	10,084	10,777
BNP Paribas 3.375% 2025[5]	67,094	73,614
BNP Paribas 4.375% 2025[5]	5,700	6,536
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[5,6]	43,100	45,129
BNP Paribas 4.375% 2026[5]	6,350	7,309
Charles Schwab Corp. 3.45% 2026	1,616	1,833
Citigroup Inc. 2.90% 2021	620	633
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[6]	4,500	4,894
Citigroup Inc. 4.60% 2026	7,017	8,230
Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[6]	3,563	4,040
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	30,739	33,862
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	91,318	97,359
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[6]	2,330	2,826
CME Group Inc. 3.75% 2028	2,230	2,643
Commonwealth Bank of Australia 3.35% 2024	4,075	4,465
Commonwealth Bank of Australia 3.35% 2024[5]	3,325	3,643
Crédit Agricole SA 4.375% 2025[5]	16,575	18,628
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[5,6]	17,800	18,478
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]	22,137	23,161
Credit Suisse Group AG 3.80% 2023	18,637	20,082
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	3,275	3,447
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[5,6]	23,000	24,057
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,6]	12,300	13,943
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	31,289	36,827
Danske Bank AS 2.70% 2022[5]	5,630	5,773
Deutsche Bank AG 3.15% 2021	17,035	17,054
Deutsche Bank AG 3.375% 2021	8,847	8,933
Deutsche Bank AG 4.25% 2021	24,132	24,197
Deutsche Bank AG 4.25% 2021	1,774	1,819
Deutsche Bank AG 3.30% 2022	13,691	14,286
Deutsche Bank AG 5.00% 2022	7,045	7,368
Deutsche Bank AG 3.95% 2023	64,253	68,309
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[6]	56,375	58,029
Deutsche Bank AG 3.70% 2024	77,647	83,703
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	40,593	44,394
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	118,840	121,598
Deutsche Bank AG 4.10% 2026	26,876	29,963
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	24,500	26,624

10	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
GE Capital Funding, LLC 4.05% 2027[5]	$21,039	$24,079
GE Capital Funding, LLC 4.40% 2030[5]	85,370	100,662
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,143
Goldman Sachs Group, Inc. 3.50% 2025	18,947	21,086
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[6]	55,098	55,718
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[6]	10,000	11,534
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	5,102	5,913
Goldman Sachs Group, Inc. 2.60% 2030	5,000	5,384
Groupe BPCE SA 2.75% 2023[5]	2,510	2,626
Groupe BPCE SA 5.70% 2023[5]	13,830	15,663
Groupe BPCE SA 4.625% 2024[5]	34,250	38,319
Groupe BPCE SA 5.15% 2024[5]	49,790	56,746
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	30,550	31,292
Hartford Financial Services Group, Inc. 2.80% 2029	13,970	15,197
Hartford Financial Services Group, Inc. 3.60% 2049	7,053	8,285
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[6]	5,630	5,820
HSBC Holdings PLC 4.25% 2024	8,000	8,831
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	9,400	10,009
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)[6]	30,545	31,253
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[6]	20,000	20,801
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[6]	13,446	15,911
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[6]	23,750	27,471
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[6]	29,669	30,691
Intercontinental Exchange, Inc. 2.65% 2040	26,275	27,048
Intercontinental Exchange, Inc. 3.00% 2060	12,400	13,022
Intesa Sanpaolo SpA 6.50% 2021[5]	14,380	14,495
Intesa Sanpaolo SpA 3.125% 2022[5]	61,835	64,055
Intesa Sanpaolo SpA 3.375% 2023[5]	69,587	72,908
Intesa Sanpaolo SpA 3.25% 2024[5]	5,540	5,922
Intesa Sanpaolo SpA 5.017% 2024[5]	87,982	96,290
Intesa Sanpaolo SpA 5.71% 2026[5]	12,388	14,185
Intesa Sanpaolo SpA 3.875% 2027[5]	70,714	77,689
Intesa Sanpaolo SpA 3.875% 2028[5]	43,963	48,573
Jefferies Financial Group Inc. 5.50% 2023	830	914
JPMorgan Chase & Co. 3.25% 2022	10,000	10,520
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[6]	21,226	22,756
JPMorgan Chase & Co. 3.875% 2024	10,000	11,201
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	31,946	33,924
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[6]	40,000	40,462
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	4,789	5,036
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[6]	35,350	37,553
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[6]	25,488	25,756
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[6]	14,332	15,416
JPMorgan Chase & Co. 2.525% 2041 (USD-SOFR + 1.51% on 11/19/2040)[6]	5,689	5,857
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	10,000	11,135
JPMorgan Chase & Co., Series Z, junior subordinated, 4.014% (3-month USD-LIBOR + 3.80% on 2/1/2021)[6]	10,000	9,969
Kasikornbank PC HK 3.343% 2031 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)[6]	10,208	10,502
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[6]	3,200	3,345
Lloyds Banking Group PLC 4.05% 2023	15,000	16,402
Lloyds Banking Group PLC 4.45% 2025	3,100	3,556
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[6]	22,600	23,885
Lloyds Banking Group PLC 4.375% 2028	10,025	11,934
Marsh & McLennan Companies, Inc. 3.875% 2024	10,000	11,039
Marsh & McLennan Companies, Inc. 4.375% 2029	9,508	11,579
Marsh & McLennan Companies, Inc. 2.25% 2030	7,010	7,430
Marsh & McLennan Companies, Inc. 4.90% 2049	1,008	1,463
Metropolitan Life Global Funding I 1.95% 2021[5]	3,880	3,926
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	12,500	12,929
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	50,000	53,643
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	51,520	54,474
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[6]	16,165	16,263
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	79,327	79,949
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[6]	25,000	26,423

American Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 3.875% 2026	$7,796	$8,945
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	15,439	16,771
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	49,971	50,296
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[6]	7,533	12,128
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.507% 2024[5,7]	8,150	8,149
New York Life Global Funding 1.70% 2021[5]	9,375	9,470
New York Life Global Funding 2.25% 2022[5]	7,273	7,499
New York Life Global Funding 2.35% 2026[5]	11,890	12,709
New York Life Global Funding 1.20% 2030[5]	23,357	22,669
Nordea Bank AB 2.25% 2021[5]	2,200	2,217
PNC Bank 2.55% 2021	17,000	17,335
PNC Financial Services Group, Inc. 3.90% 2024	20,000	22,167
Power Financial Corp Ltd. 5.25% 2028	3,067	3,538
Power Financial Corp Ltd. 6.15% 2028	2,760	3,369
Power Financial Corp Ltd. 4.50% 2029	4,446	4,900
Power Financial Corp Ltd. 3.95% 2030	9,727	10,411
Prudential Financial, Inc. 3.50% 2024	8,300	9,139
Prudential Financial, Inc. 4.35% 2050	48,195	63,315
Rabobank Nederland 2.75% 2022	2,780	2,850
Rabobank Nederland 4.375% 2025	13,000	14,843
Royal Bank of Canada 3.20% 2021	22,825	23,044
Royal Bank of Canada 1.15% 2025	35,394	36,184
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6]	5,838	6,951
Santander Holdings USA, Inc. 4.45% 2021	6,387	6,596
Santander Holdings USA, Inc. 3.70% 2022	21,062	21,753
Santander Holdings USA, Inc. 3.40% 2023	31,500	33,095
Santander Holdings USA, Inc. 3.50% 2024	41,975	45,361
Skandinaviska Enskilda Banken AB 1.875% 2021	5,950	6,019
Skandinaviska Enskilda Banken AB 2.80% 2022	2,490	2,564
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[5,6]	10,400	12,150
Synchrony Financial 2.85% 2022	18,725	19,341
Synchrony Financial 4.25% 2024	12,479	13,793
Synchrony Financial 4.375% 2024	11,650	12,831
Toronto-Dominion Bank 2.65% 2024	7,113	7,624
Toronto-Dominion Bank 0.75% 2025	23,875	23,976
Toronto-Dominion Bank 1.15% 2025	39,000	39,841
Travelers Companies, Inc. 4.00% 2047	13,520	17,545
U.S. Bancorp 2.625% 2022	16,225	16,599
U.S. Bank NA 2.85% 2023	25,000	26,312
U.S. Bank NA 3.40% 2023	32,945	35,408
UBS Group AG 4.125% 2025[5]	16,180	18,543
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[5,6]	17,050	17,249
UniCredit SpA 3.75% 2022[5]	72,836	75,493
UniCredit SpA 6.572% 2022[5]	104,290	109,917
UniCredit SpA 4.625% 2027[5]	5,540	6,308
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,6]	35,287	39,797
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[5,6]	33,549	40,578
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[5,6]	2,019	2,225
Unum Group 3.875% 2025	5,045	5,595
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[6]	130,151	137,644
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[6]	26,000	27,351
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[6]	57,550	60,644
Wells Fargo & Company 3.00% 2026	3,983	4,418
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	4,000	4,261
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[6]	13,607	14,849
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[6]	77,121	81,674
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[6]	5,600	7,969
Westpac Banking Corp. 2.75% 2023	27,500	28,915
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[6]	28,750	30,151
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[6]	3,750	4,296

12	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[6]	$30,375	$31,329
Westpac Banking Corp. 2.963% 2040	13,025	13,871
Willis North America Inc. 2.95% 2029	2,435	2,668
		4,720,112

Energy 1.78%
Apache Corp. 4.75% 2043	12,400	12,880
Apache Corp. 4.25% 2044	22,500	22,255
Apache Corp. 5.35% 2049	5,100	5,245
Baker Hughes, a GE Co. 4.486% 2030	10,664	12,823
Baker Hughes, a GE Co. 4.08% 2047	4,735	5,350
BP Capital Markets America Inc. 1.749% 2030	9,652	9,692
BP Capital Markets America Inc. 2.772% 2050	52,577	52,022
BP Capital Markets America Inc. 2.939% 2051	11,209	11,446
Canadian Natural Resources Ltd. 2.95% 2023	17,677	18,492
Canadian Natural Resources Ltd. 3.80% 2024	24	26
Canadian Natural Resources Ltd. 2.05% 2025	57,595	60,468
Canadian Natural Resources Ltd. 3.85% 2027	14,221	15,973
Canadian Natural Resources Ltd. 2.95% 2030	47,413	50,771
Canadian Natural Resources Ltd. 4.95% 2047	22,026	27,976
Cenovus Energy Inc. 3.00% 2022	1,734	1,772
Cenovus Energy Inc. 3.80% 2023	22,647	23,534
Cenovus Energy Inc. 5.375% 2025	12,415	14,005
Cenovus Energy Inc. 4.25% 2027	72,885	79,628
Cenovus Energy Inc. 5.40% 2047	51,399	60,340
Cheniere Energy, Inc. 5.125% 2027	17,000	20,130
Cheniere Energy, Inc. 3.70% 2029	79,355	88,461
Chevron Corp. 1.554% 2025	3,900	4,053
Chevron Corp. 1.995% 2027	5,757	6,108
Chevron Corp. 3.078% 2050	4,389	4,880
Chevron USA Inc. 0.687% 2025	24,426	24,571
Chevron USA Inc. 1.018% 2027	23,037	23,032
Chevron USA Inc. 2.343% 2050	6,814	6,639
Concho Resources Inc. 4.30% 2028	16,000	18,920
Concho Resources Inc. 2.40% 2031	7,256	7,607
Enbridge Energy Partners, LP 5.875% 2025	21,005	25,698
Enbridge Energy Partners, LP 5.50% 2040	7,500	9,272
Enbridge Energy Partners, LP 7.375% 2045	45,188	69,006
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	13,138
Enbridge Inc. 4.00% 2023	9,535	10,381
Enbridge Inc. 2.50% 2025	3,500	3,751
Enbridge Inc. 3.70% 2027	2,373	2,707
Enbridge Inc. 4.00% 2049	25,000	28,520
Energy Transfer Operating, LP 5.875% 2024	1,133	1,274
Energy Transfer Operating, LP 2.90% 2025	34,405	36,429
Energy Transfer Operating, LP 5.50% 2027	24,500	28,900
Energy Transfer Operating, LP 3.75% 2030	37,027	39,965
Energy Transfer Operating, LP 5.00% 2050	147,408	159,759
Energy Transfer Partners, LP 4.20% 2023	11,190	12,072
Energy Transfer Partners, LP 4.50% 2024	18,395	20,136
Energy Transfer Partners, LP 4.75% 2026	19,000	21,507
Energy Transfer Partners, LP 4.20% 2027	958	1,057
Energy Transfer Partners, LP 4.95% 2028	12,225	14,094
Energy Transfer Partners, LP 5.25% 2029	25,000	29,195
Energy Transfer Partners, LP 6.125% 2045	10,000	11,879
Energy Transfer Partners, LP 5.30% 2047	13,961	15,592
Energy Transfer Partners, LP 6.00% 2048	13,082	15,571
Energy Transfer Partners, LP 6.25% 2049	63,157	76,395
Enterprise Products Operating LLC 3.90% 2024	4,140	4,530
Enterprise Products Operating LLC 2.80% 2030	3,767	4,087
Enterprise Products Operating LLC 3.20% 2052	12,691	12,942
EOG Resources, Inc. 4.375% 2030	2,710	3,297
Equinor ASA 1.75% 2026	9,289	9,760
Equinor ASA 3.625% 2028	14,745	17,186
Equinor ASA 3.25% 2049	14,630	16,259
Exxon Mobil Corp. 2.222% 2021	18,000	18,026

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Exxon Mobil Corp. 2.019% 2024	$7,090	$7,468
Exxon Mobil Corp. 2.992% 2025	3,400	3,724
Exxon Mobil Corp. 2.44% 2029	11,371	12,356
Exxon Mobil Corp. 2.61% 2030	6,466	7,065
Exxon Mobil Corp. 3.452% 2051	17,408	19,897
Halliburton Company 3.80% 2025	273	306
Kinder Morgan, Inc. 4.30% 2028	15,000	17,606
Kinder Morgan, Inc. 2.00% 2031	10,000	10,113
Kinder Morgan, Inc. 5.30% 2034	8,205	10,115
Kinder Morgan, Inc. 3.25% 2050	12,440	12,519
MPLX LP 3.50% 2022	5,345	5,616
MPLX LP 4.875% 2025	20,000	23,119
MPLX LP 1.75% 2026	24,454	25,320
MPLX LP 4.125% 2027	5,880	6,785
MPLX LP 4.80% 2029	3,448	4,168
MPLX LP 2.65% 2030	37,609	39,458
MPLX LP 4.50% 2038	12,500	14,298
MPLX LP 4.70% 2048	15,000	17,818
MPLX LP 5.50% 2049	32,588	42,914
Noble Energy, Inc. 3.85% 2028	8,323	9,683
Noble Energy, Inc. 3.25% 2029	46,792	53,744
Noble Energy, Inc. 5.05% 2044	1,856	2,611
Noble Energy, Inc. 4.95% 2047	25,613	36,418
Noble Energy, Inc. 4.20% 2049	30,889	40,110
Occidental Petroleum Corp. 4.85% 2021	17,186	17,261
ONEOK, Inc. 2.20% 2025	745	777
ONEOK, Inc. 5.85% 2026	53,884	64,598
ONEOK, Inc. 3.10% 2030	2,079	2,217
ONEOK, Inc. 6.35% 2031	36,827	47,283
ONEOK, Inc. 4.95% 2047	1,005	1,123
ONEOK, Inc. 5.20% 2048	38,331	44,742
ONEOK, Inc. 4.50% 2050	12,904	13,565
ONEOK, Inc. 7.15% 2051	17,392	24,101
Petróleos Mexicanos 6.875% 2025[5]	39,600	43,457
Petróleos Mexicanos 6.875% 2026	162,463	177,735
Petróleos Mexicanos 6.50% 2027	147,755	155,873
Petróleos Mexicanos 5.35% 2028	30,000	29,640
Phillips 66 2.15% 2030	11,536	11,730
Phillips 66 Partners LP 3.605% 2025	1,950	2,109
Phillips 66 Partners LP 3.55% 2026	3,350	3,674
Phillips 66 Partners LP 4.68% 2045	6,580	7,147
Phillips 66 Partners LP 4.90% 2046	5,510	6,174
Pioneer Natural Resources Company 1.90% 2030	17,282	17,132
Plains All American Pipeline, LP 3.80% 2030	6,137	6,602
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	50,000	54,961
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	57,181
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	12,417
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	15,102
Sabine Pass Liquefaction, LLC 4.50% 2030[5]	56,380	66,868
Saudi Arabian Oil Co. 1.25% 2023[5]	1,080	1,094
Saudi Arabian Oil Co. 2.875% 2024[5]	52,881	56,168
Saudi Arabian Oil Co. 1.625% 2025[5]	14,210	14,568
Saudi Arabian Oil Co. 3.50% 2029[5]	29,750	33,100
Saudi Arabian Oil Co. 2.25% 2030[5]	15,680	15,979
Schlumberger BV 4.00% 2025[5]	2,500	2,844
Shell International Finance BV 2.75% 2030	20,000	22,081
Shell International Finance BV 3.25% 2050	17,037	19,333
Statoil ASA 2.75% 2021	5,395	5,504
Statoil ASA 3.25% 2024	1,690	1,864
Statoil ASA 4.25% 2041	6,000	7,544
Suncor Energy Inc. 3.10% 2025	9,835	10,781
Sunoco Logistics Operating Partners, LP 4.00% 2027	3,300	3,612
Sunoco Logistics Operating Partners, LP 5.40% 2047	2,500	2,820
Total Capital International 3.127% 2050	65,599	71,166
Total SE 2.986% 2041	36,595	40,057
Total SE 3.386% 2060	20,925	23,808
TransCanada PipeLines Ltd. 4.25% 2028	13,173	15,563

14	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
TransCanada PipeLines Ltd. 4.10% 2030	$26,135	$30,898
TransCanada PipeLines Ltd. 5.00% 2043	10,000	12,500
TransCanada PipeLines Ltd. 4.875% 2048	10,000	12,932
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[6]	6,410	7,041
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	5,487	6,223
Valero Energy Corp. 4.00% 2029	20,000	22,505
Williams Companies, Inc. 3.50% 2030	32,942	37,336
Williams Partners LP 4.50% 2023	6,400	7,061
Williams Partners LP 4.30% 2024	7,870	8,689
Williams Partners LP 3.90% 2025	516	573
Williams Partners LP 6.30% 2040	11,474	15,260
Williams Partners LP 5.10% 2045	4,434	5,485
Woodside Finance Ltd. 4.60% 2021[5]	7,600	7,630
Woodside Petroleum Ltd. 3.65% 2025[5]	3,100	3,345
		3,253,548

Utilities 1.65%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[5]	28,000	31,723
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[5]	1,500	1,739
AEP Transmission Co. LLC 3.75% 2047	7,370	8,990
AEP Transmission Co. LLC 4.25% 2048	12,600	16,656
AEP Transmission Co. LLC 3.15% 2049	3,796	4,230
AEP Transmission Co. LLC 3.65% 2050	4,320	5,253
Ameren Corp. 2.50% 2024	9,020	9,621
Ameren Corp. 3.65% 2026	1,410	1,592
Ameren Corp. 3.50% 2031	1,325	1,525
Ameren Corp. 4.50% 2049	4,475	6,092
American Electric Power Company, Inc. 2.95% 2022	13,694	14,305
American Electric Power Company, Inc. 1.00% 2025	7,400	7,493
American Electric Power Company, Inc. 2.30% 2030	18,773	19,634
Berkshire Hathaway Energy Company 2.85% 2051[5]	4,202	4,327
CenterPoint Energy, Inc. 3.85% 2024	10,915	11,949
CenterPoint Energy, Inc. 3.70% 2049	14,450	16,675
CMS Energy Corp. 3.00% 2026	6,920	7,637
Comisión Federal de Electricidad 4.75% 2027[5]	10,725	12,211
Commonwealth Edison Co. 4.35% 2045	8,345	10,898
Connecticut Light and Power Co. 0.75% 2025	14,475	14,646
Consolidated Edison Co. of New York, Inc. 3.875% 2047	4,530	5,363
Consolidated Edison Co. of New York, Inc. 4.50% 2058	19,825	26,208
Consumers Energy Co. 0.35% 2023	2,350	2,354
Consumers Energy Co. 3.80% 2028	7,756	9,165
Consumers Energy Co. 3.25% 2046	10,665	12,201
Consumers Energy Co. 4.05% 2048	15,457	20,259
Consumers Energy Co. 3.10% 2050	37,462	43,393
Dominion Resources, Inc. 2.00% 2021	6,765	6,823
Dominion Resources, Inc. 2.75% 2022	36,516	37,317
Dominion Resources, Inc. 3.30% 2025	5,063	5,579
Dominion Resources, Inc., junior subordinated, 3.071% 2024[6]	8,425	9,098
Duke Energy Carolinas, LLC 2.95% 2026	10,000	11,219
Duke Energy Carolinas, LLC 3.95% 2028	21,375	25,500
Duke Energy Carolinas, LLC 2.45% 2030	6,888	7,419
Duke Energy Carolinas, LLC 3.70% 2047	777	938
Duke Energy Corp. 3.75% 2024	3,487	3,840
Duke Energy Corp. 0.90% 2025	7,175	7,196
Duke Energy Florida, LLC 3.20% 2027	23,075	25,786
Duke Energy Florida, LLC 2.50% 2029	13,000	14,206
Duke Energy Ohio, Inc. 3.70% 2046	5,938	7,050
Duke Energy Progress Inc. 3.70% 2046	3,750	4,537
Duke Energy Progress, LLC 2.50% 2050	5,975	6,023
Edison International 3.125% 2022	15,388	15,986
Edison International 3.55% 2024	49,491	53,335
Edison International 4.95% 2025	4,584	5,242
Edison International 5.75% 2027	39,269	47,039
Edison International 4.125% 2028	51,265	57,174
Electricité de France SA 4.75% 2035[5]	3,500	4,363
Electricité de France SA 4.875% 2038[5]	7,025	8,772

American Balanced Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Electricité de France SA 5.60% 2040	$1,475	$1,980
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	7,250	8,486
Emera US Finance LP 3.55% 2026	17,715	19,919
Enersis Américas SA 4.00% 2026	4,330	4,869
Entergy Corp. 2.40% 2026	6,279	6,796
Entergy Corp. 2.95% 2026	14,040	15,483
Entergy Corp. 1.60% 2030	6,000	6,066
Entergy Corp. 2.80% 2030	8,162	8,824
Entergy Corp. 3.75% 2050	5,850	6,795
Entergy Texas, Inc. 1.75% 2031	19,300	19,377
Eversource Energy 3.80% 2023	10,245	11,225
Eversource Energy 0.80% 2025	6,025	6,019
Eversource Energy 2.70% 2026	4,085	4,440
Exelon Corp. 3.40% 2026	2,840	3,200
Exelon Corp. 4.05% 2030	6,775	8,025
Exelon Corp. 4.70% 2050	1,125	1,499
Exelon Corp., junior subordinated, 3.497% 2022[6]	65,038	67,663
FirstEnergy Corp. 2.85% 2022 (3.10% on 1/15/2021)[6]	39,710	40,378
FirstEnergy Corp. 2.05% 2025	13,750	13,719
FirstEnergy Corp. 1.60% 2026	18,477	18,076
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[6]	59,144	65,243
FirstEnergy Corp. 2.25% 2030	42,423	41,065
FirstEnergy Corp. 2.65% 2030	26,472	26,584
FirstEnergy Corp. 7.375% 2031	14,468	20,645
FirstEnergy Corp. 3.40% 2050	51,094	49,120
FirstEnergy Corp., Series B, 4.25% 2023 (4.75% on 3/15/2021)[6]	11,022	11,644
Florida Power & Light Co. 2.85% 2025	731	797
Florida Power & Light Co. 3.15% 2049	9,433	10,872
Georgia Power Co. 3.70% 2050	6,754	8,143
Interstate Power and Light Co. 2.30% 2030	525	556
MidAmerican Energy Holdings Co. 3.75% 2023	10,000	10,898
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	23,941
Mississippi Power Co. 4.25% 2042	2,675	3,238
NextEra Energy Capital Holdings, Inc. 2.75% 2025	1,800	1,949
NextEra Energy Capital Holdings, Inc. 2.75% 2029	4,511	4,922
NextEra Energy Capital Holdings, Inc. 2.25% 2030	15,750	16,524
Northeast Utilities 3.15% 2025	8,845	9,650
Northern States Power Co. 4.125% 2044	18,000	23,344
Northern States Power Co. 3.60% 2046	6,750	8,208
Northern States Power Co. 2.60% 2051	5,635	5,976
Oncor Electric Delivery Company LLC 2.75% 2024	8,430	9,046
Oncor Electric Delivery Company LLC 0.55% 2025[5]	13,500	13,494
Pacific Gas and Electric Co. 1.75% 2022	48,291	48,431
Pacific Gas and Electric Co. 3.25% 2023	2,838	2,963
Pacific Gas and Electric Co. 3.85% 2023	6,838	7,273
Pacific Gas and Electric Co. 4.25% 2023	11,175	12,005
Pacific Gas and Electric Co. 3.40% 2024	5,240	5,583
Pacific Gas and Electric Co. 3.75% 2024	10,184	10,868
Pacific Gas and Electric Co. 2.95% 2026	75,762	80,192
Pacific Gas and Electric Co. 3.15% 2026	61,724	65,822
Pacific Gas and Electric Co. 2.10% 2027	6,416	6,520
Pacific Gas and Electric Co. 3.30% 2027	43,689	46,701
Pacific Gas and Electric Co. 3.30% 2027	3,776	4,046
Pacific Gas and Electric Co. 3.75% 2028	22,407	24,497
Pacific Gas and Electric Co. 4.65% 2028	23,958	27,386
Pacific Gas and Electric Co. 4.55% 2030	52,223	59,546
Pacific Gas and Electric Co. 2.50% 2031	138,271	138,620
Pacific Gas and Electric Co. 3.30% 2040	20,632	20,617
Pacific Gas and Electric Co. 3.75% 2042	31,650	31,894
Pacific Gas and Electric Co. 3.95% 2047	11,850	12,294
Pacific Gas and Electric Co. 3.50% 2050	39,309	39,157
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	20,069
PacifiCorp., First Mortgage Bonds, 4.125% 2049	18,825	24,205
Public Service Company of Colorado 2.25% 2022	6,000	6,144
Public Service Company of Colorado 1.90% 2031	4,342	4,537
Public Service Company of Colorado 2.70% 2051	987	1,058
Public Service Electric and Gas Co. 3.05% 2024	13,425	14,539

16	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Electric and Gas Co. 3.65% 2028	$8,821	$10,247
Public Service Electric and Gas Co. 3.20% 2029	15,409	17,589
Public Service Electric and Gas Co. 2.45% 2030	5,495	5,972
Public Service Electric and Gas Co. 3.60% 2047	6,175	7,448
Public Service Electric and Gas Co. 3.85% 2049	15,400	19,426
Public Service Electric and Gas Co. 2.05% 2050	20,905	19,672
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,822
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,740
Public Service Enterprise Group Inc. 2.25% 2026	3,875	4,190
Public Service Enterprise Group Inc. 1.60% 2030	11,750	11,604
Puget Energy, Inc. 6.00% 2021	4,310	4,461
Puget Energy, Inc. 5.625% 2022	15,427	16,338
Puget Energy, Inc. 3.65% 2025	9,400	10,377
Puget Sound Energy, Inc. 3.25% 2049	20,250	22,539
San Diego Gas & Electric Co. 2.50% 2026	3,000	3,258
San Diego Gas & Electric Co. 1.70% 2030	33,164	33,568
San Diego Gas & Electric Co. 3.75% 2047	1,167	1,369
San Diego Gas & Electric Co. 3.32% 2050	2,025	2,309
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.502% 2021[7]	1,850	1,851
Southern California Edison Co. 1.845% 2022	2,072	2,077
Southern California Edison Co. 3.50% 2023	3,750	4,027
Southern California Edison Co. 3.70% 2025	36,714	41,207
Southern California Edison Co. 3.65% 2028	6,343	7,125
Southern California Edison Co. 2.85% 2029	53,931	58,867
Southern California Edison Co. 4.20% 2029	34,458	40,799
Southern California Edison Co. 5.35% 2035	26,534	36,043
Southern California Edison Co. 5.75% 2035	18,942	26,191
Southern California Edison Co. 5.625% 2036	22,865	29,212
Southern California Edison Co. 5.55% 2037	11,249	14,402
Southern California Edison Co. 5.95% 2038	20,254	27,550
Southern California Edison Co. 6.05% 2039	3,336	4,530
Southern California Edison Co. 4.50% 2040	53,242	64,237
Southern California Edison Co. 4.00% 2047	48,709	57,216
Southern California Edison Co. 4.125% 2048	23,709	28,335
Southern California Edison Co. 4.875% 2049	30,939	40,865
Southern California Edison Co. 3.65% 2050	40,069	45,555
Southern California Edison Co., Series C, 3.60% 2045	12,010	13,327
Southern California Gas Company 2.60% 2026	1,431	1,556
Southern California Gas Company 2.55% 2030	21,354	23,176
Southern Co. 3.70% 2030	30,430	35,274
Southern Co. 4.25% 2036	6,530	8,019
Southern Co. 4.40% 2046	3,091	3,892
Union Electric Co. 2.625% 2051	13,075	13,706
Virginia Electric and Power Co. 3.80% 2028	8,247	9,660
Virginia Electric and Power Co. 2.875% 2029	10,100	11,370
Virginia Electric and Power Co. 4.60% 2048	10,125	14,225
Virginia Electric and Power Co. 2.45% 2050	15,550	15,636
Wisconsin Power and Light Co. 3.65% 2050	1,820	2,163
Xcel Energy Inc. 3.35% 2026	22,625	25,548
Xcel Energy Inc. 2.60% 2029	44,994	48,745
Xcel Energy Inc. 3.40% 2030	6,500	7,479
Xcel Energy Inc. 3.50% 2049	2,668	3,128
		3,022,168

Consumer discretionary 1.39%
Amazon.com, Inc. 3.80% 2024	10,000	11,251
Amazon.com, Inc. 1.20% 2027	25,000	25,533
Amazon.com, Inc. 1.50% 2030	27,060	27,504
Amazon.com, Inc. 2.50% 2050	24,275	25,188
Amazon.com, Inc. 2.70% 2060	22,135	23,700
American Honda Finance Corp. 1.00% 2025	22,420	22,772
American Honda Finance Corp. 3.50% 2028	10,000	11,534
Bayerische Motoren Werke AG 3.45% 2023[5]	43,425	46,303
Carnival Corp. 11.50% 2023[5]	112,500	130,250
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	22,525	22,708
DaimlerChrysler North America Holding Corp. 1.75% 2023[5]	32,000	32,862
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	15,930	17,369

American Balanced Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co. 3.20% 2021	$8,300	$8,320
Ford Motor Credit Co. 3.47% 2021	993	996
Ford Motor Credit Co. 3.813% 2021	23,321	23,627
Ford Motor Credit Co. 5.085% 2021	18,335	18,381
Ford Motor Credit Co. 2.979% 2022	13,734	13,981
Ford Motor Credit Co. 3.219% 2022	590	597
Ford Motor Credit Co. 3.339% 2022	29,703	30,037
Ford Motor Credit Co. 3.35% 2022	18,000	18,339
Ford Motor Credit Co. 5.596% 2022	17,641	18,279
Ford Motor Credit Co. 3.087% 2023	26,042	26,545
Ford Motor Credit Co. 3.096% 2023	42,618	43,111
Ford Motor Credit Co. 4.14% 2023	20,000	20,650
Ford Motor Credit Co. 4.375% 2023	5,714	5,943
Ford Motor Credit Co. 3.664% 2024	10,350	10,640
Ford Motor Credit Co. 3.81% 2024	66,242	67,981
Ford Motor Credit Co. 4.063% 2024	19,000	19,985
Ford Motor Credit Co. 5.584% 2024	16,000	17,280
Ford Motor Credit Co. 4.687% 2025	7,472	7,981
Ford Motor Credit Co. 4.542% 2026	44,479	47,537
Ford Motor Credit Co. 3.815% 2027	3,000	3,088
Ford Motor Credit Co. 4.271% 2027	75,251	79,014
General Motors Company 5.40% 2023	2,222	2,489
General Motors Company 6.125% 2025	36,038	43,740
General Motors Company 6.80% 2027	29,457	37,883
General Motors Company 5.00% 2035	17,245	20,783
General Motors Company 6.60% 2036	155	212
General Motors Company 6.75% 2046	3,295	4,760
General Motors Company 5.40% 2048	4,057	5,109
General Motors Company 5.95% 2049	23,600	31,943
General Motors Financial Co. 3.15% 2022	161	167
General Motors Financial Co. 3.45% 2022	30,852	31,681
General Motors Financial Co. 3.55% 2022	30,384	31,698
General Motors Financial Co. 1.70% 2023	43,000	44,133
General Motors Financial Co. 3.25% 2023	50,308	52,766
General Motors Financial Co. 3.70% 2023	21,247	22,533
General Motors Financial Co. 5.20% 2023	33,199	36,416
General Motors Financial Co. 3.50% 2024	55,533	60,065
General Motors Financial Co. 3.95% 2024	45,284	49,339
General Motors Financial Co. 5.10% 2024	6,257	7,005
General Motors Financial Co. 2.75% 2025	23,254	24,881
General Motors Financial Co. 2.90% 2025	12,893	13,779
General Motors Financial Co. 4.00% 2025	2,934	3,232
General Motors Financial Co. 4.30% 2025	8,175	9,176
General Motors Financial Co. 4.35% 2025	6,240	6,973
General Motors Financial Co. 5.25% 2026	3,660	4,318
General Motors Financial Co. 2.70% 2027	27,228	28,908
General Motors Financial Co. 4.35% 2027	24,345	27,740
General Motors Financial Co. 3.60% 2030	5,785	6,462
Home Depot, Inc. 3.25% 2022	5,030	5,203
Home Depot, Inc. 2.50% 2027	3,400	3,735
Home Depot, Inc. 2.95% 2029	48,280	54,893
Home Depot, Inc. 5.95% 2041	7,500	11,604
Hyundai Capital America 3.45% 2021[5]	42,460	42,672
Hyundai Capital America 3.75% 2021[5]	20,000	20,296
Hyundai Capital America 2.85% 2022[5]	15,487	16,058
Hyundai Capital America 3.00% 2022[5]	40,500	41,782
Hyundai Capital America 3.25% 2022[5]	17,700	18,438
Hyundai Capital America 3.95% 2022[5]	20,000	20,669
Hyundai Capital America 1.25% 2023[5]	22,978	23,264
Hyundai Capital America 2.375% 2023[5]	39,823	41,082
Hyundai Capital America 5.75% 2023[5]	9,000	9,973
Hyundai Capital America 3.40% 2024[5]	36,820	39,296
Hyundai Capital America 1.80% 2025[5]	16,775	17,214
Hyundai Capital America 2.65% 2025[5]	52,225	55,425
Hyundai Capital America 5.875% 2025[5]	9,000	10,656
Hyundai Capital America 2.375% 2027[5]	26,923	28,259
Hyundai Capital America 3.00% 2027[5]	41,613	45,280

18	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Lowe’s Companies, Inc. 3.65% 2029	$22,148	$25,852
Magna International Inc. 2.45% 2030	21,975	23,654
Nissan Motor Co., Ltd. 3.043% 2023[5]	6,591	6,895
Nissan Motor Co., Ltd. 3.522% 2025[5]	33,813	36,280
Nissan Motor Co., Ltd. 4.345% 2027[5]	64,290	71,063
Nissan Motor Co., Ltd. 4.81% 2030[5]	16,000	18,057
Toyota Motor Credit Corp. 0.50% 2023	56,523	56,823
Toyota Motor Credit Corp. 2.25% 2023	10,000	10,532
Toyota Motor Credit Corp. 0.80% 2025	19,960	20,108
Toyota Motor Credit Corp. 3.00% 2025	53,500	58,856
Toyota Motor Credit Corp. 1.15% 2027	19,951	20,042
Toyota Motor Credit Corp. 3.05% 2028	10,800	12,142
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	32,120	33,110
Volkswagen Group of America Finance, LLC 2.70% 2022[5]	8,917	9,249
Volkswagen Group of America Finance, LLC 3.125% 2023[5]	13,164	13,911
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	16,705	18,389
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	10,113	10,810
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	28,365	28,615
Volkswagen Group of America Finance, LLC 3.35% 2025[5]	10,544	11,599
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	28,891	33,700
Volkswagen Group of America Finance, LLC 3.20% 2026[5]	20,806	23,004
Volkswagen Group of America Finance, LLC 1.625% 2027[5]	10,510	10,608
		2,546,575

Consumer staples 1.05%
Altria Group, Inc. 2.35% 2025	11,337	12,055
Altria Group, Inc. 4.40% 2026	7,595	8,820
Altria Group, Inc. 4.80% 2029	7,088	8,505
Altria Group, Inc. 3.40% 2030	3,494	3,924
Altria Group, Inc. 9.95% 2038	13,500	22,293
Altria Group, Inc. 5.80% 2039	30,100	39,660
Altria Group, Inc. 4.50% 2043	5,466	6,277
Altria Group, Inc. 3.875% 2046	6,139	6,485
Altria Group, Inc. 5.95% 2049	49,308	69,081
Altria Group, Inc. 4.45% 2050	2,211	2,619
Anheuser-Busch Co. / InBev Worldwide 4.70% 2036	6,725	8,539
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	11,880	15,510
Anheuser-Busch InBev NV 4.15% 2025	29,398	33,486
Anheuser-Busch InBev NV 4.00% 2028	69,467	81,916
Anheuser-Busch InBev NV 3.50% 2030	20,000	23,183
Anheuser-Busch InBev NV 5.45% 2039	28,024	37,882
Anheuser-Busch InBev NV 4.35% 2040	20,000	24,573
Anheuser-Busch InBev NV 4.60% 2048	5,000	6,327
Anheuser-Busch InBev NV 5.55% 2049	21,181	30,111
Anheuser-Busch InBev NV 4.50% 2050	20,000	25,210
British American Tobacco International Finance PLC 3.95% 2025[5]	16,500	18,570
British American Tobacco International Finance PLC 1.668% 2026	20,385	20,877
British American Tobacco PLC 3.222% 2024	22,000	23,829
British American Tobacco PLC 3.215% 2026	21,600	23,814
British American Tobacco PLC 3.557% 2027	21,724	24,194
British American Tobacco PLC 4.70% 2027	11,661	13,725
British American Tobacco PLC 2.259% 2028	35,466	36,847
British American Tobacco PLC 4.906% 2030	15,000	18,127
British American Tobacco PLC 2.726% 2031	29,625	30,720
British American Tobacco PLC 4.39% 2037	54,145	60,615
British American Tobacco PLC 4.54% 2047	103,073	114,462
British American Tobacco PLC 4.758% 2049	65,861	76,485
Coca-Cola Co. 1.00% 2028	24,115	24,221
Coca-Cola Co. 1.375% 2031	16,960	16,942
Coca-Cola Co. 2.50% 2051	8,140	8,412
Conagra Brands, Inc. 4.30% 2024	12,355	13,831
Conagra Brands, Inc. 1.375% 2027	20,185	20,380
Conagra Brands, Inc. 5.30% 2038	12,865	17,221
Conagra Brands, Inc. 5.40% 2048	5,211	7,443
Constellation Brands, Inc. 2.65% 2022	27,175	28,249
Constellation Brands, Inc. 2.70% 2022	2,905	2,989
Constellation Brands, Inc. 3.60% 2028	10,000	11,426

American Balanced Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Constellation Brands, Inc. 2.875% 2030	$5,640	$6,189
Constellation Brands, Inc. 4.50% 2047	3,465	4,381
Constellation Brands, Inc. 3.75% 2050	10,585	12,499
Costco Wholesale Corp. 2.75% 2024	40,000	43,052
Costco Wholesale Corp. 1.375% 2027	28,694	29,586
Imperial Tobacco Finance PLC 3.50% 2023[5]	17,000	17,807
Keurig Dr Pepper Inc. 4.417% 2025	20,000	23,068
Keurig Dr Pepper Inc. 4.597% 2028	13,096	15,957
Keurig Dr Pepper Inc. 3.20% 2030	10,333	11,712
Keurig Dr Pepper Inc. 4.985% 2038	29,955	40,184
Keurig Dr Pepper Inc. 5.085% 2048	2,076	2,937
Kimberly-Clark Corp. 1.05% 2027	6,395	6,483
Kimberly-Clark Corp. 3.10% 2030	4,115	4,740
Molson Coors Brewing Co. 4.20% 2046	33,113	37,997
Nestlé Holdings, Inc. 0.625% 2026[5]	20,790	20,698
Nestlé Holdings, Inc. 1.00% 2027[5]	54,306	54,453
Nestlé Holdings, Inc. 1.25% 2030[5]	30,000	29,871
PepsiCo, Inc. 1.40% 2031	15,177	15,296
PepsiCo, Inc. 3.50% 2040	5,425	6,512
Philip Morris International Inc. 1.875% 2021	6,340	6,339
Philip Morris International Inc. 2.375% 2022	15,390	15,884
Philip Morris International Inc. 2.625% 2022	13,750	14,092
Philip Morris International Inc. 1.125% 2023	18,750	19,126
Philip Morris International Inc. 2.875% 2024	21,097	22,732
Philip Morris International Inc. 3.25% 2024	10,000	11,017
Philip Morris International Inc. 1.50% 2025	7,438	7,706
Philip Morris International Inc. 3.375% 2025	27,395	30,492
Philip Morris International Inc. 0.875% 2026	25,116	25,233
Philip Morris International Inc. 3.375% 2029	15,827	18,141
Philip Morris International Inc. 1.75% 2030	39,192	39,708
Procter & Gamble Company 1.70% 2021	8,270	8,378
Procter & Gamble Company 0.55% 2025	60,865	61,419
Procter & Gamble Company 1.20% 2030	41,770	41,839
Procter & Gamble Company 3.00% 2030	10,101	11,651
Reckitt Benckiser Group PLC 2.375% 2022[5]	4,750	4,886
Reynolds American Inc. 4.45% 2025	10,795	12,298
Reynolds American Inc. 5.70% 2035	1,555	1,968
Reynolds American Inc. 5.85% 2045	31,296	40,050
Wal-Mart Stores, Inc. 2.55% 2023	5,605	5,873
Wal-Mart Stores, Inc. 2.85% 2024	36,165	39,138
Wal-Mart Stores, Inc. 3.05% 2026	21,505	24,217
		1,925,444

Industrials 1.04%
3M Co. 2.65% 2025	3,000	3,260
Air Lease Corp. 2.875% 2026	42,935	45,463
Avolon Holdings Funding Ltd. 3.625% 2022[5]	16,445	16,806
Avolon Holdings Funding Ltd. 3.95% 2024[5]	44,320	46,840
Avolon Holdings Funding Ltd. 4.25% 2026[5]	23,000	24,797
Avolon Holdings Funding Ltd. 4.375% 2026[5]	10,390	11,265
Avolon Holdings Funding Ltd. 3.25% 2027[5]	27,000	27,612
Boeing Company 4.508% 2023	31,225	33,762
Boeing Company 1.95% 2024	76,286	78,598
Boeing Company 2.80% 2024	6,994	7,346
Boeing Company 4.875% 2025	117,652	134,191
Boeing Company 2.75% 2026	150,471	158,303
Boeing Company 3.10% 2026	13,275	14,221
Boeing Company 2.70% 2027	31,174	32,431
Boeing Company 5.04% 2027	51,047	59,736
Boeing Company 3.25% 2028	104,711	112,093
Boeing Company 3.45% 2028	4,975	5,343
Boeing Company 3.20% 2029	2,650	2,798
Boeing Company 5.15% 2030	57,620	69,834
Boeing Company 3.625% 2031	18,232	20,007
Boeing Company 3.60% 2034	41,955	44,379
Boeing Company 3.90% 2049	7,056	7,488
Boeing Company 5.805% 2050	24,835	34,309

20	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[5]	$8,800	$9,239
Burlington Northern Santa Fe LLC 3.55% 2050	15,000	18,506
Canadian National Railway Company 3.20% 2046	4,100	4,864
Carrier Global Corp. 2.242% 2025	19,961	21,150
Carrier Global Corp. 2.493% 2027	10,000	10,798
Carrier Global Corp. 2.722% 2030	17,086	18,270
Carrier Global Corp. 3.377% 2040	10,000	10,933
Carrier Global Corp. 3.577% 2050	7,500	8,339
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	855	849
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	109	108
CSX Corp. 3.80% 2028	31,025	36,197
CSX Corp. 4.25% 2029	14,593	17,695
CSX Corp. 4.30% 2048	19,000	24,448
CSX Corp. 2.50% 2051	23,375	23,219
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024	1,849	1,902
Emerson Electric Co. 1.80% 2027	17,707	18,727
Emerson Electric Co. 1.95% 2030	22,067	23,309
Emerson Electric Co. 2.75% 2050	11,156	11,786
GE Capital International Funding Co. 4.418% 2035	69,065	82,449
General Dynamics Corp. 3.375% 2023	6,120	6,546
General Dynamics Corp. 3.50% 2025	5,321	5,953
General Electric Capital Corp. 6.15% 2037	5,660	7,812
General Electric Co. 3.45% 2027	32,862	37,113
General Electric Co. 3.625% 2030	7,686	8,790
General Electric Co. 4.25% 2040	2,650	3,133
General Electric Co. 4.125% 2042	870	1,021
General Electric Co. 4.35% 2050	22,579	27,461
Honeywell International Inc. 1.85% 2021	4,480	4,533
Honeywell International Inc. 2.15% 2022	4,490	4,612
Honeywell International Inc. 2.30% 2024	19,430	20,723
Honeywell International Inc. 1.35% 2025	20,815	21,549
Honeywell International Inc. 2.70% 2029	27,555	30,857
L3Harris Technologies, Inc. 1.80% 2031	22,925	23,360
Mexico City Airport Trust 5.50% 2046	1,290	1,376
Mexico City Airport Trust 5.50% 2047	18,070	19,077
Mexico City Airport Trust 5.50% 2047[5]	5,640	5,954
Norfolk Southern Corp. 3.05% 2050	12,596	13,812
Northrop Grumman Corp. 2.93% 2025	7,120	7,747
Northrop Grumman Corp. 3.25% 2028	15,000	16,966
Otis Worldwide Corp. 2.293% 2027	7,623	8,152
Otis Worldwide Corp. 3.112% 2040	5,000	5,448
Raytheon Technologies Corp. 2.80% 2022	22,725	23,377
Raytheon Technologies Corp. 3.125% 2050	6,669	7,354
Siemens AG 2.70% 2022[5]	51,020	52,413
Union Pacific Corp. 3.15% 2024	22,072	23,901
Union Pacific Corp. 3.75% 2025	24,640	27,982
Union Pacific Corp. 2.15% 2027	8,807	9,366
Union Pacific Corp. 3.95% 2028	20,000	23,765
Union Pacific Corp. 3.70% 2029	31,310	36,353
Union Pacific Corp. 2.40% 2030	10,000	10,781
Union Pacific Corp. 3.75% 2070	28,080	34,051
United Technologies Corp. 3.65% 2023	799	862
United Technologies Corp. 3.95% 2025	13,225	15,171
United Technologies Corp. 4.125% 2028	16,815	20,051
Vinci SA 3.75% 2029[5]	5,340	6,268
		1,907,360

Health care 0.98%
Abbott Laboratories 3.40% 2023	8,578	9,301
Abbott Laboratories 3.75% 2026	11,937	13,991
Abbott Laboratories 4.75% 2036	4,800	6,615
Abbott Laboratories 4.90% 2046	3,500	5,183
AbbVie Inc. 5.00% 2021	12,000	12,391
AbbVie Inc. 2.30% 2022	23,946	24,834
AbbVie Inc. 2.60% 2024	16,000	17,161
AbbVie Inc. 2.95% 2026	23,479	25,992
AbbVie Inc. 3.20% 2029	11,250	12,621

American Balanced Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
AbbVie Inc. 4.75% 2045	$1,404	$1,839
Amgen Inc. 2.70% 2022	10,620	10,929
Amgen Inc. 2.20% 2027	10,699	11,472
Amgen Inc. 3.375% 2050	2,700	3,020
Anthem, Inc. 2.375% 2025	5,318	5,690
AstraZeneca PLC 2.375% 2022	7,360	7,566
AstraZeneca PLC 3.375% 2025	22,445	25,253
AstraZeneca PLC 0.70% 2026	64,476	64,170
AstraZeneca PLC 1.375% 2030	10,000	9,907
AstraZeneca PLC 4.375% 2045	6,268	8,415
Banner Health 1.897% 2031	5,000	5,098
Banner Health 2.913% 2051	6,675	7,105
Bayer US Finance II LLC 3.875% 2023[5]	16,490	17,979
Bayer US Finance II LLC 4.25% 2025[5]	53,391	61,098
Becton, Dickinson and Company 2.894% 2022	7,854	8,120
Becton, Dickinson and Company 3.363% 2024	9,725	10,575
Becton, Dickinson and Company 3.70% 2027	48,166	55,286
Becton, Dickinson and Company 2.823% 2030	9,655	10,619
Boston Scientific Corp. 3.375% 2022	10,000	10,418
Boston Scientific Corp. 3.45% 2024	11,915	12,918
Boston Scientific Corp. 1.90% 2025	12,361	12,989
Boston Scientific Corp. 3.85% 2025	23,140	26,122
Boston Scientific Corp. 3.75% 2026	11,685	13,267
Boston Scientific Corp. 4.00% 2029	31,345	36,949
Bristol-Myers Squibb Co. 3.875% 2025	5,740	6,556
Bristol-Myers Squibb Co. 3.20% 2026	8,451	9,513
Centene Corp. 4.25% 2027	69,435	73,762
Centene Corp. 4.625% 2029	90,490	100,580
Centene Corp. 3.00% 2030	19,120	20,289
Centene Corp. 3.375% 2030	49,853	52,528
Cigna Corp. 3.40% 2021	13,920	14,221
Cigna Corp. 3.75% 2023	10,045	10,861
Cigna Corp. 4.375% 2028	4,200	5,078
Cigna Corp. 4.80% 2038	11,610	15,136
CVS Health Corp. 3.35% 2021	3,035	3,052
CVS Health Corp. 3.70% 2023	1,059	1,134
CVS Health Corp. 1.30% 2027	40,000	40,193
CVS Health Corp. 1.75% 2030	10,000	10,062
CVS Health Corp. 1.875% 2031	10,000	10,125
Eli Lilly and Co. 3.375% 2029	24,265	28,175
Gilead Sciences, Inc. 1.65% 2030	5,826	5,854
Gilead Sciences, Inc. 2.80% 2050	472	469
GlaxoSmithKline PLC 3.625% 2025	12,165	13,676
GlaxoSmithKline PLC 3.875% 2028	1,838	2,191
GlaxoSmithKline PLC 3.375% 2029	28,162	32,488
Medtronic, Inc. 3.50% 2025	7,006	7,864
Merck & Co., Inc. 2.90% 2024	24,172	26,072
New York University Hospital Center 3.38% 2055	11,083	11,645
Novartis Capital Corp. 1.75% 2025	20,638	21,659
Novartis Capital Corp. 2.00% 2027	15,842	16,916
Partners HealthCare System, Inc. 3.192% 2049	20,800	23,013
Pfizer Inc. 2.95% 2024	14,095	15,211
Pfizer Inc. 3.45% 2029	24,000	28,057
Quest Diagnostics, Inc. 2.80% 2031	6,250	6,857
Regeneron Pharmaceuticals, Inc. 1.75% 2030	22,591	22,273
Regeneron Pharmaceuticals, Inc. 2.80% 2050	17,407	16,934
Roche Holdings, Inc. 1.75% 2022[5]	18,330	18,601
Shire PLC 2.40% 2021	4,136	4,190
Shire PLC 3.20% 2026	30,903	34,588
Sutter Health 1.321% 2025	6,000	6,104
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	18,750	20,790
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	4,864	6,049
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	12,527	12,826
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	3,856	4,110
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,543	61,505
Teva Pharmaceutical Finance Co. BV 2.80% 2023	158,775	157,479
Teva Pharmaceutical Finance Co. BV 3.15% 2026	107,999	104,018

22	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Thermo Fisher Scientific Inc. 4.15% 2024	$5,840	$6,445
Thermo Fisher Scientific Inc. 4.497% 2030	3,075	3,845
UnitedHealth Group Inc. 1.25% 2026	16,694	17,213
UnitedHealth Group Inc. 2.00% 2030	20,000	21,222
UnitedHealth Group Inc. 4.45% 2048	11,500	15,874
Upjohn Inc. 1.65% 2025[5]	7,357	7,611
Upjohn Inc. 2.30% 2027[5]	6,185	6,592
Upjohn Inc. 2.70% 2030[5]	31,213	33,130
Upjohn Inc. 3.85% 2040[5]	3,889	4,390
Upjohn Inc. 4.00% 2050[5]	8,851	10,141
West Virginia United Health System Obligated Group 3.129% 2050	4,625	4,786
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,453
		1,798,299

Information technology 0.79%
Adobe Inc. 1.90% 2025	18,950	20,047
Adobe Inc. 2.15% 2027	28,264	30,343
Apple Inc. 3.00% 2024	10,000	10,769
Apple Inc. 0.55% 2025	53,013	53,286
Apple Inc. 1.125% 2025	17,154	17,652
Apple Inc. 1.25% 2030	31,810	31,841
Apple Inc. 1.65% 2030	15,000	15,453
Apple Inc. 2.40% 2050	52,679	54,029
Broadcom Inc. 3.625% 2024	21,000	23,080
Broadcom Inc. 3.15% 2025	20,000	21,847
Broadcom Inc. 4.70% 2025	25,760	29,526
Broadcom Inc. 4.25% 2026	191,671	219,711
Broadcom Inc. 4.75% 2029	11,510	13,767
Broadcom Inc. 5.00% 2030	7,500	9,123
Broadcom Ltd. 2.65% 2023	5,000	5,203
Broadcom Ltd. 3.625% 2024	12,250	13,246
Broadcom Ltd. 3.875% 2027	141,985	159,622
Broadcom Ltd. 3.50% 2028	15,000	16,541
Fiserv, Inc. 3.20% 2026	57,425	64,359
Fiserv, Inc. 2.25% 2027	49,797	53,127
Fiserv, Inc. 3.50% 2029	16,602	18,982
Fiserv, Inc. 2.65% 2030	12,789	13,846
Fiserv, Inc. 4.40% 2049	17,710	23,723
Global Payments Inc. 2.90% 2030	1,813	1,973
Intuit Inc. 0.95% 2025	3,170	3,213
Intuit Inc. 1.35% 2027	7,890	8,082
Intuit Inc. 1.65% 2030	15,305	15,733
Mastercard Inc. 3.30% 2027	18,000	20,545
Microsoft Corp. 1.55% 2021	11,600	11,681
Microsoft Corp. 3.125% 2025	3,055	3,416
Microsoft Corp. 2.40% 2026	15,000	16,369
Microsoft Corp. 3.30% 2027	31,655	36,125
Microsoft Corp. 4.20% 2035	8,000	10,520
Microsoft Corp. 4.10% 2037	6,749	8,869
Microsoft Corp. 2.525% 2050	35,598	37,542
Oracle Corp. 2.80% 2021	11,276	11,426
Oracle Corp. 3.60% 2050	22,007	25,701
PayPal Holdings, Inc. 1.65% 2025	20,453	21,387
PayPal Holdings, Inc. 2.65% 2026	15,368	16,897
PayPal Holdings, Inc. 2.85% 2029	28,419	31,612
PayPal Holdings, Inc. 2.30% 2030	8,250	8,844
ServiceNow, Inc. 1.40% 2030	50,670	49,468
Simon Property Group, LP 3.50% 2025	19,500	21,664
Simon Property Group, LP 2.65% 2030	21,275	22,676
Visa Inc. 2.80% 2022	23,000	24,069
Visa Inc. 3.15% 2025	34,000	38,160
Visa Inc. 0.75% 2027	10,750	10,728
Visa Inc. 2.05% 2030	29,557	31,647
Visa Inc. 1.10% 2031	34,071	33,635
Visa Inc. 2.00% 2050	14,664	14,006
		1,455,111

American Balanced Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.71%
Alphabet Inc. 0.45% 2025	$4,155	$4,166
Alphabet Inc. 1.998% 2026	7,000	7,509
Alphabet Inc. 1.10% 2030	41,500	40,922
Alphabet Inc. 1.90% 2040	15,610	15,321
Alphabet Inc. 2.05% 2050	5,625	5,375
Alphabet Inc. 2.25% 2060	20,890	20,228
AT&T Inc. 2.30% 2027	15,500	16,540
AT&T Inc. 1.65% 2028	25,140	25,672
AT&T Inc. 2.75% 2031	30,000	32,078
AT&T Inc. 2.25% 2032	40,575	41,216
AT&T Inc. 3.30% 2052	19,704	19,537
AT&T Inc. 3.50% 2053[5]	31,302	31,304
British Telecommunications PLC 9.625% 2030[6]	7,758	12,873
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	11,625
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	25,701	27,185
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	41,800	41,863
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	30,236	31,457
CenturyLink, Inc. 4.00% 2027[5]	79,017	81,693
Comcast Corp. 3.10% 2025	18,000	19,819
Comcast Corp. 3.15% 2026	11,215	12,529
Comcast Corp. 3.30% 2027	20,000	22,771
Comcast Corp. 3.40% 2030	10,825	12,488
Comcast Corp. 1.50% 2031	10,000	9,939
Comcast Corp. 1.95% 2031	30,752	31,650
Comcast Corp. 3.20% 2036	7,250	8,248
Comcast Corp. 3.90% 2038	3,190	3,904
Comcast Corp. 4.60% 2038	20,000	26,355
Comcast Corp. 3.75% 2040	11,163	13,450
Comcast Corp. 4.70% 2048	10,000	13,934
Comcast Corp. 2.80% 2051	20,000	20,832
Comcast Corp. 2.45% 2052	5,909	5,756
Deutsche Telekom International Finance BV 9.25% 2032	6,194	10,437
Discovery Communications, Inc. 3.625% 2030	24,748	28,368
Discovery Communications, Inc. 4.65% 2050	10,460	13,095
Fox Corp. 4.03% 2024	4,480	4,936
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[5]	5,730	5,852
T-Mobile US, Inc. 3.50% 2025[5]	16,375	18,110
T-Mobile US, Inc. 1.50% 2026[5]	19,000	19,489
T-Mobile US, Inc. 3.75% 2027[5]	26,300	29,977
T-Mobile US, Inc. 2.05% 2028[5]	30,450	31,711
T-Mobile US, Inc. 3.875% 2030[5]	29,375	34,053
T-Mobile US, Inc. 2.25% 2031[5]	11,920	12,256
T-Mobile US, Inc. 2.55% 2031[5]	15,000	15,770
T-Mobile US, Inc. 3.00% 2041[5]	7,932	8,238
T-Mobile US, Inc. 4.50% 2050[5]	12,825	15,842
T-Mobile US, Inc. 3.30% 2051[5]	21,948	22,622
Verizon Communications Inc. 0.85% 2025	30,000	30,243
Verizon Communications Inc. 3.00% 2027	21,136	23,437
Verizon Communications Inc. 4.125% 2027	6,980	8,234
Verizon Communications Inc. 3.875% 2029	4,464	5,259
Verizon Communications Inc. 4.016% 2029	21,676	25,748
Verizon Communications Inc. 1.75% 2031	30,000	29,887
Verizon Communications Inc. 4.50% 2033	23,000	29,006
Verizon Communications Inc. 2.65% 2040	47,000	47,535
Verizon Communications Inc. 4.522% 2048	3,750	4,891
Verizon Communications Inc. 2.875% 2050	38,012	38,336
Verizon Communications Inc. 3.00% 2060	15,000	15,104
Vodafone Group PLC 3.75% 2024	39,450	43,128
Vodafone Group PLC 4.375% 2028	5,000	5,990
Vodafone Group PLC 5.25% 2048	10,000	13,913
Vodafone Group PLC 4.25% 2050	21,020	26,085
Walt Disney Company 1.75% 2026	1,950	2,045
Walt Disney Company 2.65% 2031	5,000	5,483
Walt Disney Company 4.70% 2050	2,500	3,531
Walt Disney Company 3.60% 2051	4,369	5,303
		1,302,153

24	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials 0.40%
Air Products and Chemicals, Inc. 1.50% 2025	$2,610	$2,722
Air Products and Chemicals, Inc. 1.85% 2027	7,229	7,661
Air Products and Chemicals, Inc. 2.05% 2030	10,416	11,114
Anglo American Capital PLC 5.375% 2025[5]	22,804	26,712
Anglo American Capital PLC 2.625% 2030[5]	28,994	30,365
Anglo American Capital PLC 3.95% 2050[5]	15,935	17,928
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	2,440	2,584
Dow Chemical Co. 4.55% 2025	23,705	27,749
Dow Chemical Co. 3.625% 2026	7,265	8,190
Dow Chemical Co. 2.10% 2030	8,000	8,211
Dow Chemical Co. 4.80% 2049	12,810	17,261
Dow Chemical Co. 3.60% 2050	60,000	67,416
Eastman Chemical Co. 3.80% 2025	7,405	8,236
Ecolab Inc. 5.50% 2041	204	294
Glencore Funding LLC 4.125% 2024[5]	16,500	18,173
International Paper Co. 7.30% 2039	7,835	12,573
LYB International Finance III, LLC 1.25% 2025	46,822	47,675
LYB International Finance III, LLC 2.875% 2025	3,600	3,927
LYB International Finance III, LLC 2.25% 2030	37,977	39,302
LYB International Finance III, LLC 3.375% 2040	53,216	56,988
LYB International Finance III, LLC 4.20% 2050	7,500	8,756
LYB International Finance III, LLC 3.625% 2051	74,970	82,079
LYB International Finance III, LLC 3.80% 2060	20,936	22,617
Mosaic Co. 3.25% 2022	4,750	4,965
Mosaic Co. 4.05% 2027	4,490	5,090
Newcrest Finance Pty Ltd. 3.25% 2030[5]	2,410	2,666
Newcrest Finance Pty Ltd. 4.20% 2050[5]	10,318	12,646
Nutrien Ltd. 1.90% 2023	1,152	1,190
Nutrition & Biosciences, Inc. 1.832% 2027[5]	21,614	22,281
Nutrition & Biosciences, Inc. 2.30% 2030[5]	27,410	28,241
Praxair, Inc. 1.10% 2030	28,709	28,430
Praxair, Inc. 2.00% 2050	4,424	4,148
Sherwin-Williams Co. 2.75% 2022	425	439
Sherwin-Williams Co. 3.125% 2024	4,260	4,624
Sherwin-Williams Co. 2.30% 2030	3,631	3,796
Sherwin-Williams Co. 3.80% 2049	37,768	45,652
Sherwin-Williams Co. 3.30% 2050	10,000	11,077
Vale Overseas Ltd. 3.75% 2030	22,321	24,855
Westlake Chemical Corp. 4.375% 2047	2,500	2,977
		731,610

Real estate 0.28%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,615
Alexandria Real Estate Equities, Inc. 3.375% 2031	21,020	24,091
Alexandria Real Estate Equities, Inc. 1.875% 2033	11,167	11,171
Alexandria Real Estate Equities, Inc. 4.85% 2049	4,046	5,682
Alexandria Real Estate Equities, Inc. 4.00% 2050	5,210	6,480
American Campus Communities, Inc. 3.75% 2023	11,715	12,387
American Campus Communities, Inc. 4.125% 2024	12,580	13,741
American Campus Communities, Inc. 3.30% 2026	1,770	1,934
American Campus Communities, Inc. 3.625% 2027	16,532	18,235
American Campus Communities, Inc. 2.85% 2030	9,075	9,507
American Campus Communities, Inc. 3.875% 2031	2,066	2,343
American Tower Corp. 3.55% 2027	6,815	7,716
American Tower Corp. 1.50% 2028	30,000	30,203
American Tower Corp. 3.60% 2028	3,750	4,264
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,708
Corporate Office Properties LP 3.60% 2023	6,000	6,356
Corporate Office Properties LP 5.25% 2024	20,030	22,153
Corporate Office Properties LP 5.00% 2025	1,235	1,425
Corporate Office Properties LP 2.25% 2026	10,339	10,789
Equinix, Inc. 2.625% 2024	10,601	11,341
Equinix, Inc. 1.25% 2025	7,722	7,884
Equinix, Inc. 2.90% 2026	13,636	14,929
Equinix, Inc. 1.80% 2027	11,891	12,254
Equinix, Inc. 1.55% 2028	17,275	17,576
Equinix, Inc. 3.20% 2029	15,036	16,596

American Balanced Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 2.15% 2030	$18,655	$19,004
Equinix, Inc. 3.00% 2050	19,120	19,420
Equinix, Inc. 2.95% 2051	6,454	6,537
Essex Portfolio LP 3.875% 2024	27,215	29,919
Essex Portfolio LP 3.50% 2025	28,995	32,142
Essex Portfolio LP 3.375% 2026	2,395	2,691
Federal Realty Investment Trust 3.50% 2030	6,700	7,488
Gaming and Leisure Properties, Inc. 3.35% 2024	9,135	9,618
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	5,441
Hospitality Properties Trust 5.00% 2022	4,350	4,437
Hospitality Properties Trust 4.50% 2023	15,630	15,737
Hospitality Properties Trust 4.95% 2027	2,750	2,771
Hospitality Properties Trust 3.95% 2028	12,610	12,208
Public Storage 2.37% 2022	2,160	2,234
Scentre Group 3.25% 2025[5]	6,535	6,965
Scentre Group 3.50% 2025[5]	10,415	11,144
Scentre Group 3.75% 2027[5]	13,620	14,683
Westfield Corp. Ltd. 3.15% 2022[5]	42,160	42,892
		520,711

Municipals 0.02%
Sharp HealthCare 2.68% 2050	17,500	17,717
The Rockefeller Foundation 2.492% 2050	17,000	17,727
		35,444

Total corporate bonds, notes & loans		23,218,535

Mortgage-backed obligations 10.18%
Federal agency mortgage-backed obligations 9.64%
Fannie Mae Pool #AJ9156 3.00% 2026[8]	422	444
Fannie Mae Pool #AJ0049 3.00% 2026[8]	361	380
Fannie Mae Pool #AJ6086 3.00% 2026[8]	212	222
Fannie Mae Pool #AJ9155 3.00% 2026[8]	208	219
Fannie Mae Pool #AJ6999 3.00% 2026[8]	40	42
Fannie Mae Pool #AJ4087 3.00% 2026[8]	8	8
Fannie Mae Pool #AJ1756 3.00% 2026[8]	7	7
Fannie Mae Pool #AI8140 3.50% 2026[8]	17	18
Fannie Mae Pool #AL5603 3.00% 2027[8]	751	789
Fannie Mae Pool #AB4281 3.00% 2027[8]	678	713
Fannie Mae Pool #AL1381 3.00% 2027[8]	411	432
Fannie Mae Pool #AP7539 3.00% 2027[8]	386	406
Fannie Mae Pool #AK3264 3.00% 2027[8]	269	283
Fannie Mae Pool #AB4483 3.00% 2027[8]	239	252
Fannie Mae Pool #AB4485 3.00% 2027[8]	236	249
Fannie Mae Pool #AP7788 3.00% 2027[8]	178	187
Fannie Mae Pool #AO8678 3.00% 2027[8]	148	156
Fannie Mae Pool #AK4347 3.00% 2027[8]	89	93
Fannie Mae Pool #AP0457 3.00% 2027[8]	37	39
Fannie Mae Pool #AJ9193 3.00% 2027[8]	21	23
Fannie Mae Pool #AQ4458 3.00% 2027[8]	14	15
Fannie Mae Pool #MA1062 3.00% 2027[8]	5	5
Fannie Mae Pool #AL2740 3.00% 2027[8]	4	4
Fannie Mae Pool #AK6769 3.50% 2027[8]	17	18
Fannie Mae Pool #AL4693 3.00% 2028[8]	65	68
Fannie Mae Pool #AL3802 3.00% 2028[8]	43	45
Fannie Mae Pool #AL5878 3.50% 2029[8]	242	264
Fannie Mae Pool #BM4299 3.00% 2030[8]	823	864
Fannie Mae Pool #FM1465 3.00% 2030[8]	350	374
Fannie Mae Pool #BA0496 3.50% 2030[8]	116	126
Fannie Mae Pool #AL7688 3.50% 2030[8]	108	117
Fannie Mae Pool #AZ5722 3.50% 2030[8]	16	18
Fannie Mae Pool #AL7972 3.50% 2031[8]	155	168
Fannie Mae Pool #BE7150 3.50% 2032[8]	294	314
Fannie Mae Pool #CA0960 3.50% 2032[8]	19	20
Fannie Mae Pool #BJ7443 3.00% 2033[8]	22	23
Fannie Mae Pool #AS0727 3.50% 2033[8]	104	114
Fannie Mae Pool #BJ9002 3.50% 2033[8]	66	71
Fannie Mae Pool #CA1270 3.50% 2033[8]	15	16

26	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #555880 5.50% 2033[8]	$1,225	$1,428
Fannie Mae Pool #555956 5.50% 2033[8]	1,084	1,264
Fannie Mae Pool #357399 5.50% 2033[8]	114	133
Fannie Mae Pool #FM1394 3.00% 2034[8]	60	65
Fannie Mae Pool #MA4124 2.50% 2035[8]	46,067	48,216
Fannie Mae Pool #MA2138 3.50% 2035[8]	288	310
Fannie Mae Pool #AA0914 5.00% 2035[8]	369	416
Fannie Mae Pool #745092 6.50% 2035[8]	1,180	1,378
Fannie Mae Pool #MA4228 1.50% 2036[8]	198,915	204,778
Fannie Mae Pool #MA4229 2.00% 2036[8]	275,236	287,936
Fannie Mae Pool #887695 6.00% 2036[8]	403	483
Fannie Mae Pool #888292 6.00% 2037[8]	3,334	3,968
Fannie Mae Pool #888746 6.50% 2037[8]	692	786
Fannie Mae Pool #256860 6.50% 2037[8]	423	492
Fannie Mae Pool #MA3412 3.50% 2038[8]	697	738
Fannie Mae Pool #MA3280 3.50% 2038[8]	263	279
Fannie Mae Pool #MA3539 4.50% 2038[8]	280	305
Fannie Mae Pool #889658 6.50% 2038[8]	1,070	1,231
Fannie Mae Pool #MA3742 3.50% 2039[8]	2,124	2,244
Fannie Mae Pool #FM1441 3.50% 2039[8]	798	844
Fannie Mae Pool #MA3832 3.50% 2039[8]	685	725
Fannie Mae Pool #FM3075 3.50% 2039[8]	287	303
Fannie Mae Pool #MA3772 3.50% 2039[8]	193	204
Fannie Mae Pool #AD0679 5.50% 2039[8]	33	39
Fannie Mae Pool #AE0395 4.50% 2040[8]	5,010	5,597
Fannie Mae Pool #AE3049 4.50% 2040[8]	3,895	4,358
Fannie Mae Pool #AE5471 4.50% 2040[8]	2,809	3,152
Fannie Mae Pool #AD8536 5.00% 2040[8]	2,147	2,498
Fannie Mae Pool #AE2513 5.00% 2040[8]	1,447	1,651
Fannie Mae Pool #932752 5.00% 2040[8]	601	699
Fannie Mae Pool #AE4689 5.00% 2040[8]	453	504
Fannie Mae Pool #AI2503 4.00% 2041[8]	3,387	3,717
Fannie Mae Pool #AH3575 4.50% 2041[8]	4,155	4,666
Fannie Mae Pool #AI5589 4.50% 2041[8]	58	66
Fannie Mae Pool #AI8121 5.00% 2041[8]	919	1,069
Fannie Mae Pool #AH5452 5.00% 2041[8]	787	911
Fannie Mae Pool #AI0582 5.00% 2041[8]	673	782
Fannie Mae Pool #AI4289 5.00% 2041[8]	651	748
Fannie Mae Pool #AH9420 5.00% 2041[8]	456	513
Fannie Mae Pool #AH9938 5.00% 2041[8]	340	395
Fannie Mae Pool #AI3894 5.00% 2041[8]	326	364
Fannie Mae Pool #AI7218 5.00% 2041[8]	317	351
Fannie Mae Pool #AH9370 5.00% 2041[8]	286	318
Fannie Mae Pool #AI6576 5.00% 2041[8]	181	208
Fannie Mae Pool #MA0791 5.00% 2041[8]	178	207
Fannie Mae Pool #AI4296 5.00% 2041[8]	126	145
Fannie Mae Pool #AI7159 5.00% 2041[8]	120	134
Fannie Mae Pool #AI7058 5.00% 2041[8]	84	97
Fannie Mae Pool #AI1865 5.00% 2041[8]	43	50
Fannie Mae Pool #AI6599 5.00% 2041[8]	17	18
Fannie Mae Pool #AI4563 5.00% 2041[8]	6	7
Fannie Mae Pool #AJ1422 5.00% 2041[8]	6	6
Fannie Mae Pool #AK2147 5.00% 2042[8]	234	258
Fannie Mae Pool #AT7696 3.50% 2043[8]	6,845	7,429
Fannie Mae Pool #AT7689 3.50% 2043[8]	3,036	3,287
Fannie Mae Pool #AT7680 3.50% 2043[8]	1,322	1,435
Fannie Mae Pool #AQ9302 3.50% 2043[8]	918	998
Fannie Mae Pool #AU8813 4.00% 2043[8]	360	408
Fannie Mae Pool #AU9348 4.00% 2043[8]	257	291
Fannie Mae Pool #AU9350 4.00% 2043[8]	205	228
Fannie Mae Pool #AV1538 4.50% 2043[8]	7,504	8,434
Fannie Mae Pool #AL8354 3.50% 2045[8]	10,528	11,502
Fannie Mae Pool #MA2608 3.00% 2046[8]	2,773	2,919
Fannie Mae Pool #MA2771 3.00% 2046[8]	2,385	2,511
Fannie Mae Pool #AL8522 3.50% 2046[8]	15,955	17,436
Fannie Mae Pool #AS6789 3.50% 2046[8]	12,092	13,085
Fannie Mae Pool #BC0157 3.50% 2046[8]	11,628	12,773

American Balanced Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AL9499 3.50% 2046[8]	$10,208	$11,055
Fannie Mae Pool #AS7168 3.50% 2046[8]	7,600	8,245
Fannie Mae Pool #BC7611 4.00% 2046[8]	2,003	2,196
Fannie Mae Pool #BD9665 4.00% 2046[8]	1,499	1,642
Fannie Mae Pool #BF0364 3.00% 2047[8]	34,388	36,292
Fannie Mae Pool #BF0302 3.00% 2047[8]	28,393	30,077
Fannie Mae Pool #BM3528 3.50% 2047[8]	58,262	63,945
Fannie Mae Pool #CA0770 3.50% 2047[8]	10,530	11,192
Fannie Mae Pool #MA3182 3.50% 2047[8]	8,625	9,158
Fannie Mae Pool #BE3151 3.50% 2047[8]	1,861	2,002
Fannie Mae Pool #BE3162 3.50% 2047[8]	1,727	1,873
Fannie Mae Pool #BH6387 3.50% 2047[8]	1,071	1,139
Fannie Mae Pool #BH7058 3.50% 2047[8]	252	267
Fannie Mae Pool #BH7779 3.50% 2047[8]	78	83
Fannie Mae Pool #CA0453 4.00% 2047[8]	44,352	47,560
Fannie Mae Pool #MA3149 4.00% 2047[8]	33,094	35,511
Fannie Mae Pool #MA3183 4.00% 2047[8]	8,317	8,934
Fannie Mae Pool #BM4413 4.50% 2047[8]	17,556	19,136
Fannie Mae Pool #CA0623 4.50% 2047[8]	7,420	8,099
Fannie Mae Pool #BE9242 4.50% 2047[8]	46	51
Fannie Mae Pool #257030 6.50% 2047[8]	72	79
Fannie Mae Pool #947661 6.50% 2047[8]	55	59
Fannie Mae Pool #256975 7.00% 2047[8]	40	47
Fannie Mae Pool #920015 7.00% 2047[8]	37	44
Fannie Mae Pool #257036 7.00% 2047[8]	21	24
Fannie Mae Pool #256893 7.00% 2047[8]	9	10
Fannie Mae Pool #BF0293 3.00% 2048[8]	127,879	136,483
Fannie Mae Pool #BF0323 3.00% 2048[8]	61,847	66,009
Fannie Mae Pool #BF0325 3.50% 2048[8]	80,262	86,767
Fannie Mae Pool #BF0318 3.50% 2048[8]	66,642	72,043
Fannie Mae Pool #FM3164 3.50% 2048[8]	43,388	45,782
Fannie Mae Pool #BM4033 3.50% 2048[8]	39,512	42,780
Fannie Mae Pool #CA1532 3.50% 2048[8]	21,635	22,997
Fannie Mae Pool #CA1073 3.50% 2048[8]	12,515	13,263
Fannie Mae Pool #BM3714 3.50% 2048[8]	11,784	12,743
Fannie Mae Pool #MA3332 3.50% 2048[8]	10,991	11,649
Fannie Mae Pool #CA2451 3.50% 2048[8]	10,350	10,993
Fannie Mae Pool #BJ6760 3.50% 2048[8]	8,183	8,803
Fannie Mae Pool #BH9277 3.50% 2048[8]	7,944	8,417
Fannie Mae Pool #BJ3790 3.50% 2048[8]	4,196	4,447
Fannie Mae Pool #BM3332 3.50% 2048[8]	2,886	3,105
Fannie Mae Pool #BK7655 3.899% 2048[7,8]	6,018	6,335
Fannie Mae Pool #CA2374 4.00% 2048[8]	34,899	37,295
Fannie Mae Pool #BK0199 4.00% 2048[8]	7,255	7,762
Fannie Mae Pool #BJ0639 4.00% 2048[8]	3,972	4,239
Fannie Mae Pool #BK1198 4.00% 2048[8]	3,929	4,204
Fannie Mae Pool #CA2377 4.00% 2048[8]	2,832	3,026
Fannie Mae Pool #BK0920 4.00% 2048[8]	2,337	2,496
Fannie Mae Pool #BM2007 4.00% 2048[8]	1,416	1,510
Fannie Mae Pool #BJ9252 4.00% 2048[8]	693	741
Fannie Mae Pool #FM1784 4.00% 2048[8]	479	519
Fannie Mae Pool #MA3384 4.00% 2048[8]	476	511
Fannie Mae Pool #CA1542 4.00% 2048[8]	309	335
Fannie Mae Pool #BJ4342 4.00% 2048[8]	253	271
Fannie Mae Pool #BK0915 4.00% 2048[8]	206	220
Fannie Mae Pool #BJ9256 4.00% 2048[8]	162	173
Fannie Mae Pool #CA1015 4.00% 2048[8]	151	162
Fannie Mae Pool #MA3277 4.00% 2048[8]	126	135
Fannie Mae Pool #BJ9260 4.00% 2048[8]	44	48
Fannie Mae Pool #BJ2751 4.50% 2048[8]	34,341	37,318
Fannie Mae Pool #CA2204 4.50% 2048[8]	9,409	10,204
Fannie Mae Pool #CA2642 4.50% 2048[8]	602	655
Fannie Mae Pool #CA2493 4.50% 2048[8]	510	554
Fannie Mae Pool #BK1135 4.50% 2048[8]	390	423
Fannie Mae Pool #BK9902 4.50% 2048[8]	289	315
Fannie Mae Pool #BJ8318 4.50% 2048[8]	165	178
Fannie Mae Pool #BJ5829 4.50% 2048[8]	136	149

28	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK9366 4.50% 2048[8]	$40	$43
Fannie Mae Pool #BK0253 4.50% 2048[8]	38	42
Fannie Mae Pool #BK9598 4.50% 2048[8]	35	38
Fannie Mae Pool #CA4756 3.00% 2049[8]	198,763	215,218
Fannie Mae Pool #CA4788 3.00% 2049[8]	177,310	192,118
Fannie Mae Pool #BN7755 3.00% 2049[8]	144,194	156,026
Fannie Mae Pool #CA4533 3.00% 2049[8]	51,530	56,034
Fannie Mae Pool #BO4808 3.00% 2049[8]	28,299	30,419
Fannie Mae Pool #BO4758 3.00% 2049[8]	16,352	17,485
Fannie Mae Pool #CA3807 3.00% 2049[8]	7,940	8,614
Fannie Mae Pool #CA3806 3.00% 2049[8]	4,292	4,670
Fannie Mae Pool #CA4800 3.50% 2049[8]	86,537	95,649
Fannie Mae Pool #CA3068 3.50% 2049[8]	9,548	10,381
Fannie Mae Pool #CA4156 3.50% 2049[8]	4,638	4,984
Fannie Mae Pool #CA4112 3.50% 2049[8]	1,846	2,035
Fannie Mae Pool #CA3814 3.50% 2049[8]	1,627	1,792
Fannie Mae Pool #BO5349 3.50% 2049[8]	130	138
Fannie Mae Pool #BO1345 3.50% 2049[8]	78	83
Fannie Mae Pool #FM1913 4.00% 2049[8]	8,800	9,502
Fannie Mae Pool #CA3976 4.00% 2049[8]	3,537	3,856
Fannie Mae Pool #CA3184 4.00% 2049[8]	647	705
Fannie Mae Pool #CA4432 4.00% 2049[8]	348	381
Fannie Mae Pool #FM1668 4.00% 2049[8]	254	279
Fannie Mae Pool #CA5689 3.00% 2050[8]	187,634	204,085
Fannie Mae Pool #CA4935 3.00% 2050[8]	130,494	140,200
Fannie Mae Pool #CA6495 3.50% 2050[8]	2,428	2,567
Fannie Mae Pool #MA4256 2.50% 2051[8]	21,440	22,612
Fannie Mae Pool #BF0189 3.00% 2057[8]	12,614	13,716
Fannie Mae Pool #BF0174 3.00% 2057[8]	8,272	8,997
Fannie Mae Pool #BF0177 3.00% 2057[8]	7,570	8,233
Fannie Mae Pool #BF0219 3.50% 2057[8]	40,756	45,070
Fannie Mae Pool #BF0262 3.00% 2058[8]	744	809
Fannie Mae Pool #BF0226 3.50% 2058[8]	49,383	55,057
Fannie Mae Pool #BF0332 3.00% 2059[8]	107,398	116,786
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 2021[7,8]	51	51
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 2021[8]	4	4
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[7,8]	733	737
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[8]	335	342
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[8]	9,366	9,533
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[7,8]	715	726
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[8]	5,611	5,696
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[8]	173	176
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[8]	1,058	1,085
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[8]	223	226
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.411% 2023[7,8]	782	808
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.128% 2023[7,8]	9,760	10,310
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[7,8]	13,449	14,283
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[7,8]	11,683	12,521
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.52% 2024[7,8]	672	707
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.52% 2024[7,8]	12	12
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.555% 2024[7,8]	858	915
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.555% 2024[7,8]	155	158
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.624% 2024[7,8]	740	794
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[7,8]	15,959	17,290
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[7,8]	12,078	13,062
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[8]	89	90
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[8]	390	404
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 2025[8]	47	47
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[8]	716	752
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[8]	138	142
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[8]	217	223
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[8]	778	807
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[8]	1,143	1,190
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[8]	554	580
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[8]	552	578
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[8]	530	552
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.417% 2026[7,8]	359	368

American Balanced Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[8]	$82		$83
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.477% 2026[7,8]	38,665		42,304
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[7,8]	423		436
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.483% 2026[7,8]	41		41
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.584% 2026[7,8]	556		583
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[8]	805		852
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[8]	740		772
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[8]	273		287
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[8]	75		77
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.801% 2027[7,8]	323		334
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[7,8]	22,406		25,117
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[5,8]	714		765
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[7,8]	32,890		37,178
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	544		510
Freddie Mac Pool #ZK3775 3.00% 2026[8]	628		660
Freddie Mac Pool #ZK3584 3.00% 2026[8]	155		163
Freddie Mac Pool #ZK3747 3.00% 2026[8]	6		6
Freddie Mac Pool #ZK3727 3.00% 2026[8]	3		3
Freddie Mac Pool #ZK7598 3.00% 2027[8]	6,535		6,871
Freddie Mac Pool #ZS8455 3.00% 2027[8]	537		564
Freddie Mac Pool #ZK3970 3.00% 2027[8]	385		404
Freddie Mac Pool #ZK4375 3.00% 2027[8]	262		276
Freddie Mac Pool #ZA2702 3.00% 2027[8]	120		126
Freddie Mac Pool #ZK4018 3.00% 2027[8]	8		9
Freddie Mac Pool #D97504 6.50% 2027[8]	245		267
Freddie Mac Pool #C91130 6.50% 2027[8]	130		146
Freddie Mac Pool #D97509 6.50% 2027[8]	33		37
Freddie Mac Pool #ZK5302 3.00% 2028[8]	1,064		1,133
Freddie Mac Pool #ZS6976 3.00% 2028[8]	211		221
Freddie Mac Pool #ZK5749 3.00% 2028[8]	130		138
Freddie Mac Pool #ZK6181 3.00% 2028[8]	128		137
Freddie Mac Pool #C91150 6.50% 2028[8]	136		152
Freddie Mac Pool #ZK7590 3.00% 2029[8]	3,892		4,123
Freddie Mac Pool #ZK7593 3.00% 2029[8]	339		360
Freddie Mac Pool #G16210 3.50% 2032[8]	59		63
Freddie Mac Pool #G16663 3.00% 2033[8]	12,716		13,630
Freddie Mac Pool #G16426 3.00% 2033[8]	6,013		6,527
Freddie Mac Pool #V62089 3.50% 2033[8]	4,513		4,799
Freddie Mac Pool #SB8073 1.50% 2035[8]	—	[9]	—	[9]
Freddie Mac Pool #ZA2384 3.50% 2035[8]	373		404
Freddie Mac Pool #SB8083 1.50% 2036[8]	39,338		40,497
Freddie Mac Pool #SB8084 2.00% 2036[8]	906,063		947,869
Freddie Mac Pool #C91912 3.00% 2037[8]	29,723		31,323
Freddie Mac Pool #C91917 3.00% 2037[8]	14,075		14,827
Freddie Mac Pool #G06028 5.50% 2037[8]	165		185
Freddie Mac Pool #A56076 5.50% 2037[8]	23		27
Freddie Mac Pool #ZA2505 3.50% 2038[8]	186		196
Freddie Mac Pool #G08248 5.50% 2038[8]	84		98
Freddie Mac Pool #G05979 5.50% 2038[8]	35		41
Freddie Mac Pool #G04552 6.00% 2038[8]	629		740
Freddie Mac Pool #ZA7078 3.50% 2039[8]	11,578		12,236
Freddie Mac Pool #RB5012 3.50% 2039[8]	536		568
Freddie Mac Pool #RB5003 3.50% 2039[8]	357		378
Freddie Mac Pool #RB5007 3.50% 2039[8]	101		107
Freddie Mac Pool #RB5001 3.50% 2039[8]	40		42
Freddie Mac Pool #G05546 5.50% 2039[8]	143		168
Freddie Mac Pool #1B7749 2.38% 2040[7,8]	17		17
Freddie Mac Pool #G05937 4.50% 2040[8]	4,541		5,083
Freddie Mac Pool #A90351 4.50% 2040[8]	344		375
Freddie Mac Pool #Q03821 4.50% 2041[8]	860		953
Freddie Mac Pool #Q01190 4.50% 2041[8]	439		488
Freddie Mac Pool #A97543 4.50% 2041[8]	422		465
Freddie Mac Pool #A97669 4.50% 2041[8]	324		364
Freddie Mac Pool #A96552 4.50% 2041[8]	103		112
Freddie Mac Pool #Q03795 4.50% 2041[8]	43		47
Freddie Mac Pool #Q01160 5.00% 2041[8]	216		250
Freddie Mac Pool #Q11220 3.50% 2042[8]	839		910

30	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q05807 4.00% 2042[8]	$7,235		$7,979
Freddie Mac Pool #V80026 3.00% 2043[8]	44		47
Freddie Mac Pool #G07921 3.50% 2043[8]	692		750
Freddie Mac Pool #Q23190 4.00% 2043[8]	419		466
Freddie Mac Pool #Q23185 4.00% 2043[8]	269		305
Freddie Mac Pool #Q26734 4.00% 2044[8]	3,051		3,392
Freddie Mac Pool #760014 3.116% 2045[7,8]	1,681		1,755
Freddie Mac Pool #Q37988 4.00% 2045[8]	7,513		8,306
Freddie Mac Pool #G60344 4.00% 2045[8]	6,553		7,261
Freddie Mac Pool #Z40130 3.00% 2046[8]	21,385		23,346
Freddie Mac Pool #G60744 3.50% 2046[8]	3,133		3,399
Freddie Mac Pool #V82628 4.00% 2046[8]	15,828		17,331
Freddie Mac Pool #Q40476 4.00% 2046[8]	4,248		4,618
Freddie Mac Pool #Q40458 4.00% 2046[8]	1,293		1,422
Freddie Mac Pool #Q41909 4.50% 2046[8]	1,150		1,263
Freddie Mac Pool #Q41090 4.50% 2046[8]	683		749
Freddie Mac Pool #760015 2.849% 2047[7,8]	11,198		11,583
Freddie Mac Pool #G61733 3.00% 2047[8]	26,763		29,030
Freddie Mac Pool #Q52813 3.50% 2047[8]	12,921		13,711
Freddie Mac Pool #G61295 3.50% 2047[8]	9,629		10,571
Freddie Mac Pool #ZS4739 3.50% 2047[8]	264		281
Freddie Mac Pool #ZS4726 3.50% 2047[8]	63		67
Freddie Mac Pool #G08775 4.00% 2047[8]	29,280		31,434
Freddie Mac Pool #Q50901 4.00% 2047[8]	8,236		8,926
Freddie Mac Pool #V83507 4.00% 2047[8]	4,688		5,023
Freddie Mac Pool #G08789 4.00% 2047[8]	3,303		3,549
Freddie Mac Pool #G60928 4.50% 2047[8]	5,477		6,022
Freddie Mac Pool #G61628 3.50% 2048[8]	13,321		14,440
Freddie Mac Pool #G61662 3.50% 2048[8]	12,555		13,340
Freddie Mac Pool #G67710 3.50% 2048[8]	7,669		8,253
Freddie Mac Pool #ZM5397 3.50% 2048[8]	20		21
Freddie Mac Pool #ZS4751 3.50% 2048[8]	18		19
Freddie Mac Pool #Q54547 4.00% 2048[8]	16,859		18,055
Freddie Mac Pool #ZA5889 4.00% 2048[8]	10,017		10,798
Freddie Mac Pool #Q54367 4.00% 2048[8]	1,280		1,371
Freddie Mac Pool #Q54328 4.00% 2048[8]	978		1,046
Freddie Mac Pool #SI2002 4.00% 2048[8]	97		104
Freddie Mac Pool #SD7507 3.00% 2049[8]	225,918		244,331
Freddie Mac Pool #SD7509 3.00% 2049[8]	87,871		94,396
Freddie Mac Pool #ZT1955 3.00% 2049[8]	—	[9]	—	[9]
Freddie Mac Pool #QA5118 3.50% 2049[8]	72,557		79,016
Freddie Mac Pool #V85664 3.50% 2049[8]	63,602		69,129
Freddie Mac Pool #SD7508 3.50% 2049[8]	17,685		19,398
Freddie Mac Pool #SD7506 4.00% 2049[8]	92,544		101,775
Freddie Mac Pool #RA1744 4.00% 2049[8]	1,817		1,992
Freddie Mac Pool #RA2334 3.00% 2050[8]	90,878		97,767
Freddie Mac, Series T041, Class 3A, 5.222% 2032[7,8]	1,042		1,182
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	1,545		1,779
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[8]	17,125		17,978
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	957		985
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[8]	44,445		47,853
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[8]	13,505		14,718
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[7,8]	59,309		66,706
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[8]	27,630		30,838
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[8]	14,800		16,947
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[8]	28,540		32,531
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[8]	29,815		34,220
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[7,8]	20,520		23,585
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[8]	3,800		4,354
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[8]	17,500		20,140
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	11,103		13,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	58,912		63,189
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,8]	59,089		62,095
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,8]	26,439		27,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	7,891		8,472
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[7,8]	34,192		36,252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,8]	11,406		12,438

American Balanced Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	$43,434	$47,057
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	22,056	24,086
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	9,242	10,090
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	113,907	124,155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[8]	61,707	65,836
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	12,012	12,708
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[8]	17,574	18,600
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[8]	47,315	50,192
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[8]	24,545	27,134
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[8]	8,295	8,558
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[8]	1,427	1,481
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.448% 2027[7,8]	18,211	18,738
Government National Mortgage Assn. 2.00% 2051[8,10]	1,539,162	1,604,333
Government National Mortgage Assn. 2.00% 2051[8,10]	232,086	242,294
Government National Mortgage Assn. 4.00% 2051[8,10]	24,603	26,245
Government National Mortgage Assn. 4.50% 2051[8,10]	35,057	37,575
Government National Mortgage Assn. 4.50% 2051[8,10]	14,647	15,685
Government National Mortgage Assn. Pool #004291 6.00% 2038[8]	2,144	2,488
Government National Mortgage Assn. Pool #783219 4.00% 2041[8]	5,192	5,668
Government National Mortgage Assn. Pool #MA1601 4.00% 2044[8]	73	81
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[8]	6,157	6,861
Government National Mortgage Assn. Pool #MA3107 4.50% 2045[8]	141	157
Government National Mortgage Assn. Pool #MA3873 3.00% 2046[8]	52,404	55,855
Government National Mortgage Assn. Pool #MA4901 4.00% 2047[8]	49,542	53,451
Government National Mortgage Assn. Pool #MA4587 4.00% 2047[8]	29,807	32,109
Government National Mortgage Assn. Pool #MA4779 4.00% 2047[8]	6,087	6,595
Government National Mortgage Assn. Pool #MA4653 4.00% 2047[8]	4,948	5,340
Government National Mortgage Assn. Pool #MA5191 3.50% 2048[8]	56,987	60,992
Government National Mortgage Assn. Pool #MA5078 4.00% 2048[8]	61,287	66,044
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[8]	1,370	1,474
Government National Mortgage Assn. Pool #MA5193 4.50% 2048[8]	11,621	12,579
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[8]	69,885	74,230
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[8]	21,827	23,351
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[8]	1,709	1,835
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[8]	92,180	99,772
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[8]	7,300	7,874
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[8]	546	590
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[8]	15,655	16,589
Government National Mortgage Assn. Pool #710085 4.999% 2061[8]	6	6
Uniform Mortgage-Backed Security 1.50% 2036[8,10]	1,442,000	1,480,932
Uniform Mortgage-Backed Security 1.50% 2036[8,10]	704,553	723,933
Uniform Mortgage-Backed Security 2.00% 2036[8,10]	395,563	413,119
Uniform Mortgage-Backed Security 2.00% 2036[8,10]	193,829	202,629
Uniform Mortgage-Backed Security 3.00% 2036[8,10]	387	406
Uniform Mortgage-Backed Security 2.00% 2051[8,10]	2,140,963	2,216,312
Uniform Mortgage-Backed Security 2.00% 2051[8,10]	1,130,388	1,172,070
Uniform Mortgage-Backed Security 2.50% 2051[8,10]	864,803	908,650
Uniform Mortgage-Backed Security 2.50% 2051[8,10]	649,195	683,099
Uniform Mortgage-Backed Security 3.00% 2051[8,10]	238,000	249,564
Uniform Mortgage-Backed Security 3.50% 2051[8,10]	321,381	340,166
Uniform Mortgage-Backed Security 4.00% 2051[8,10]	439,813	470,358
Uniform Mortgage-Backed Security 4.50% 2051[8,10]	30,238	32,814
		17,657,863

32	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.29%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[5,7,8]	$5,103	$5,188
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[5,8]	1,950	1,971
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[5,7,8]	27,930	27,982
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[5,8]	5,526	5,707
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[5,7,8]	4,508	4,665
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[5,7,8]	5,233	5,318
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[5,7,8]	6,909	6,946
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[5,7,8]	1,681	1,693
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[5,7,8]	861	853
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,7,8]	4,454	4,460
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[5,7,8]	10,701	11,079
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 2.543% 2033[7,8]	464	453
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[5,7,8]	6,211	6,259
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[5,8]	18,052	18,750
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	274	291
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	120	128
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[8]	1,080	1,139
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[5,7,8]	4,900	4,924
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[5,7,8]	1,600	1,568
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[5,7,8]	760	730
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,8]	103,149	111,914
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,8]	25,818	28,358
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[5,7,8]	13,140	13,589
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[5,7,8]	5,002	5,213
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[5,7,8]	3,584	3,737
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[5,7,8]	3,419	3,565
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,7,8]	33,889	34,266
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,7,8]	18,204	18,262
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,7,8]	11,844	11,893
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[5,7,8]	11,004	11,020
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.996% 2053[5,7,8]	15,542	15,581
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.149% 2022[5,7,8]	24,374	24,431
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1, (1-month USD-LIBOR + 1.00%) 1.149% 2023[5,7,8]	42,938	43,268
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[5,7,8]	1,341	1,451
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[5,7,8]	7,769	8,019
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[5,8]	7,296	7,320
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[5,8]	4,915	5,007
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[5,8]	6,493	6,650
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,7,8]	10,828	10,897
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[5,7,8]	12,342	12,690
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[5,7,8]	5,774	5,819
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[5,7,8]	25,000	25,042
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[5,8]	1,001	1,026
		519,122

Commercial mortgage-backed securities 0.25%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[8]	405	474
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[8]	3,422	4,066
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[8]	4,013	4,558
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[8]	515	584
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[8]	795	921
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[7,8]	9,618	11,476
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[8]	18,122	19,497
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.009% 2036[5,7,8]	12,000	11,893
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[8]	11,350	13,003
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[8]	9,988	12,015
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[8]	17,198	18,409
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[7,8]	3,073	3,759
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[8]	8,000	8,961

American Balanced Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[8]	$13,000	$14,820
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[8]	2,885	3,009
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[8]	800	886
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[8]	2,395	2,699
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[5,8]	1,480	1,465
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[5,7,8]	1,070	1,131
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[8]	1,280	1,407
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[8]	15,265	17,114
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[8]	5,340	5,706
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[7,8]	701	723
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[7,8]	1,000	1,059
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[5,8]	1,293	1,293
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[8]	550	603
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[5,8]	38,490	40,827
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[8]	4,919	5,256
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.555% 2044[5,7,8]	1,817	1,813
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[8]	1,568	1,792
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[8]	405	482
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[8]	26,725	28,815
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.309% 2038[5,7,8]	7,000	6,965
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[8]	12,894	14,139
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[8]	930	1,055
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[8]	2,520	2,883
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[5,8]	3,075	3,203
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[7,8]	8,015	9,142
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[5,8]	73,501	77,469
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[8]	3,925	4,174
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[8]	8,016	8,748
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[8]	2,972	3,110
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[8]	1,600	1,743
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[8]	972	1,116
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,8]	6,355	6,401
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[8]	2,490	2,776
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[7,8]	704	692
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,5,7,8]	47,844	47,844
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[8]	9,587	10,679
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[7,8]	750	766
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[8]	1,212	1,246
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[8]	455	499
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[8]	10,015	11,514
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[8]	4,008	4,539
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[8]	800	897
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[8]	795	909
		463,025

Total mortgage-backed obligations		18,640,010

U.S. Treasury bonds & notes 7.76%
U.S. Treasury 6.77%
U.S. Treasury 1.50% 2021	19,071	19,245
U.S. Treasury 1.50% 2021	5,449	5,505
U.S. Treasury 1.625% 2021	5,836	5,924
U.S. Treasury 2.75% 2021	30,000	30,552
U.S. Treasury 0.125% 2022	245,000	245,024
U.S. Treasury 0.125% 2022	152,300	152,332
U.S. Treasury 0.125% 2022	80,000	80,005
U.S. Treasury 0.125% 2022	26,476	26,481

34	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 2022	$110,000	$111,497
U.S. Treasury 1.375% 2022	4,047	4,137
U.S. Treasury 1.50% 2022	44,695	45,738
U.S. Treasury 1.625% 2022	39,152	40,301
U.S. Treasury 1.875% 2022	75,195	77,483
U.S. Treasury 2.00% 2022	130,000	134,647
U.S. Treasury 2.00% 2022	35,000	35,740
U.S. Treasury 0.125% 2023	13,013	12,997
U.S. Treasury 0.125% 2023	12,922	12,912
U.S. Treasury 0.125% 2023	3,192	3,190
U.S. Treasury 0.25% 2023	121,500	121,811
U.S. Treasury 0.25% 2023	96,968	97,229
U.S. Treasury 1.375% 2023	36,935	38,063
U.S. Treasury 1.50% 2023	97,491	100,214
U.S. Treasury 1.625% 2023	36,000	37,240
U.S. Treasury 2.375% 2023	40,000	41,861
U.S. Treasury 2.50% 2023	31,046	32,688
U.S. Treasury 2.625% 2023	142,200	150,962
U.S. Treasury 2.75% 2023	110,200	117,575
U.S. Treasury 2.75% 2023	20,100	21,317
U.S. Treasury 1.50% 2024	50,516	52,900
U.S. Treasury 2.125% 2024	60,000	63,751
U.S. Treasury 2.25% 2024	75,000	80,801
U.S. Treasury 2.25% 2024	50,000	53,191
U.S. Treasury 2.50% 2024	60,763	65,099
U.S. Treasury 0.25% 2025[11]	825,909	823,374
U.S. Treasury 0.25% 2025	525,300	522,964
U.S. Treasury 0.25% 2025	395,000	394,207
U.S. Treasury 0.25% 2025	42,000	41,835
U.S. Treasury 0.375% 2025	602,475	604,632
U.S. Treasury 0.375% 2025	265,042	265,384
U.S. Treasury 1.125% 2025	67,590	69,968
U.S. Treasury 1.375% 2025	188,436	196,922
U.S. Treasury 2.00% 2025	30,000	32,124
U.S. Treasury 2.125% 2025	25,000	26,986
U.S. Treasury 2.625% 2025	62,796	68,989
U.S. Treasury 2.75% 2025	115,000	127,875
U.S. Treasury 2.75% 2025	10,765	11,938
U.S. Treasury 2.875% 2025	116,001	130,242
U.S. Treasury 3.00% 2025	180,000	202,886
U.S. Treasury 2.00% 2026	47,620	51,813
U.S. Treasury 2.25% 2026	53,133	58,258
U.S. Treasury 6.50% 2026	40,000	53,947
U.S. Treasury 0.375% 2027	12,222	12,031
U.S. Treasury 0.50% 2027	200,000	199,233
U.S. Treasury 0.50% 2027	100,000	99,173
U.S. Treasury 1.125% 2027	940	974
U.S. Treasury 1.50% 2027	40,654	43,079
U.S. Treasury 2.25% 2027	11,250	12,432
U.S. Treasury 2.375% 2027	4,350	4,851
U.S. Treasury 6.375% 2027	40,000	55,142
U.S. Treasury 6.625% 2027	60,000	82,209
U.S. Treasury 2.75% 2028	10,941	12,541
U.S. Treasury 2.875% 2028	50,768	58,795
U.S. Treasury 3.125% 2028	44,885	53,125
U.S. Treasury 5.25% 2028	121,000	163,123
U.S. Treasury 1.625% 2029	25,000	26,735
U.S. Treasury 1.75% 2029[11]	764,465	825,942
U.S. Treasury 5.25% 2029	40,000	54,242
U.S. Treasury 0.625% 2030	95,370	92,954
U.S. Treasury 0.625% 2030	27,436	26,817
U.S. Treasury 0.875% 2030	907,802	904,327
U.S. Treasury 4.25% 2039	100,000	148,336
U.S. Treasury 1.125% 2040	173,950	164,658
U.S. Treasury 1.125% 2040	140,000	132,887
U.S. Treasury 2.75% 2042	32,950	40,843
U.S. Treasury 2.875% 2043	36,410	46,036

American Balanced Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.125% 2043	$48,025	$62,995
U.S. Treasury 3.125% 2044	39,797	52,486
U.S. Treasury 3.625% 2044	25,000	35,392
U.S. Treasury 2.50% 2045	115,000	137,153
U.S. Treasury 3.00% 2045	25,000	32,535
U.S. Treasury 3.00% 2045	25,000	32,436
U.S. Treasury 2.50% 2046	52,120	62,281
U.S. Treasury 2.75% 2047[11]	151,180	189,596
U.S. Treasury 3.00% 2047	60,062	78,664
U.S. Treasury 3.00% 2048	4,047	5,312
U.S. Treasury 2.25% 2049[11]	830,364	950,426
U.S. Treasury 2.375% 2049	63,555	74,657
U.S. Treasury 2.875% 2049	4,950	6,390
U.S. Treasury 1.25% 2050	94,000	85,253
U.S. Treasury 1.375% 2050	926,454	866,928
U.S. Treasury 1.625% 2050	279,000	277,670
U.S. Treasury 2.00% 2050	352,578	382,864
		12,396,279

U.S. Treasury inflation-protected securities 0.99%
U.S. Treasury Inflation-Protected Security 0.125% 2021[12]	89,979	90,314
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	47,700	51,146
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	239,929	257,580
U.S. Treasury Inflation-Protected Security 0.125% 2025[12]	28,099	30,551
U.S. Treasury Inflation-Protected Security 2.375% 2025[12]	69,068	80,724
U.S. Treasury Inflation-Protected Security 0.375% 2027[12]	53,896	60,180
U.S. Treasury Inflation-Protected Security 0.75% 2028[12]	155,598	181,139
U.S. Treasury Inflation-Protected Security 1.75% 2028[12]	33,434	41,059
U.S. Treasury Inflation-Protected Security 0.875% 2029[12]	232,024	272,877
U.S. Treasury Inflation-Protected Security 0.125% 2030[12]	131,516	146,696
U.S. Treasury Inflation-Protected Security 0.125% 2030[12]	101,557	113,930
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	42,456	61,227
U.S. Treasury Inflation-Protected Security 1.00% 2046[12]	38,463	52,525
U.S. Treasury Inflation-Protected Security 0.875% 2047[12]	37,754	50,813
U.S. Treasury Inflation-Protected Security 1.00% 2049[11,12]	48,272	68,077
U.S. Treasury Inflation-Protected Security 0.25% 2050[12]	214,514	255,530
		1,814,368

Total U.S. Treasury bonds & notes		14,210,647

Asset-backed obligations 1.18%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,8]	14,425	15,008
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[5,8]	8,454	8,924
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,8]	9,880	10,573
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,8]	3,375	3,493
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[5,8]	7,920	8,279
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,8]	20,101	20,542
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,8]	3,873	3,960
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[5,8]	5,040	5,068
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[5,8]	13,012	13,241
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[5,8]	2,731	2,738
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[8]	10,946	11,022
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[8]	8,000	8,394
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,8]	98,667	100,773
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,8]	19,786	20,121
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,8]	25,830	26,311
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,8]	3,617	3,670
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[5,8]	32,895	33,217
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[5,8]	19,856	20,084
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[5,8]	41,989	42,562
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[5,8]	8,903	8,998
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[5,7,8]	3,444	3,487
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,8]	2,821	2,883
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[5,8]	4,275	4,430
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[5,8]	10,655	10,986
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[5,8]	2,971	3,015
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,8]	9,634	9,855

36	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[8]	$1,685	$1,689
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[8]	15,768	15,809
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[8]	6,615	6,685
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[8]	49,120	50,616
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[8]	15,980	16,422
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[8]	24,909	25,504
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[8]	33,495	34,909
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[5,8]	400	401
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[5,8]	364	364
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[5,8]	2,850	2,872
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,8]	5,510	5,621
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[5,8]	9,570	9,901
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[5,8]	3,433	3,467
Drivetime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 2026[5,8]	1,100	1,117
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[5,8]	1,250	1,364
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[5,7,8]	11,329	11,329
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[5,8]	6,400	6,432
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[5,8]	21,100	21,555
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[8]	3,276	3,304
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[5,8]	34,000	35,162
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[5,8]	29,000	30,311
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[8]	3,125	3,171
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 0.898% 2030[7,8]	4,125	4,131
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,8]	89,049	89,694
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,8]	34,745	35,027
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[5,8]	35,370	35,454
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[5,8]	51,335	52,649
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,8]	64,300	69,004
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[5,8]	67,516	73,703
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,8]	115,833	122,278
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,8]	101,235	111,389
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 2033[5,8]	35,225	35,623
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06% 2027[8]	30,000	30,516
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,8]	11,912	11,984
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[5,8]	3,442	3,356
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,8]	15,880	15,965
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,8]	78,547	79,527
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[5,8]	2,034	2,060
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,8]	95,294	96,579
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[5,8]	6,397	6,483
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[8]	1,395	1,422
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[8]	1,165	1,206
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[8]	1,646	1,718
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[5,8]	1,190	1,192
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[5,8]	1,208	1,211
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[5,8]	5,976	5,988
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[5,8]	701	703
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[5,8]	404	405
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[8]	34,260	34,907
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16% 2023[8]	7,110	7,222
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.134% 2028[5,7,8]	53,117	53,178
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[5,7,8]	15,003	15,003
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[5,8]	8,310	8,530
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[5,8]	5,145	5,325
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[8]	5,329	5,355
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[8]	6,223	6,310
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 2024[8]	50,000	51,199
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[8]	6,896	7,143

American Balanced Fund	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[8]	$10,565	$10,994
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[8]	20,000	21,370
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[8]	13,071	13,186
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[8]	8,108	8,237
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[5,8]	521	527
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.198% 2035[5,7,8]	785	786
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[5,8]	1,363	1,382
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 0.905% 2030[7,8]	1,887	1,886
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 1.155% 2033[7,8]	12,240	12,332
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[5,7,8]	16,391	16,392
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[5,8]	30,166	30,524
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[5,8]	2,404	2,434
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[5,8]	20,054	20,393
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[5,8]	3,623	3,675
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,8]	35,000	37,417
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,8]	13,338	13,753
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[5,8]	98,854	100,333
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[5,8]	4,049	4,138
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[5,8]	9,626	9,669
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,8]	8,685	8,795
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[5,8]	13,905	14,194
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[5,8]	5,971	6,009
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[5,8]	11,586	11,736
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[8]	33,000	33,108
		2,156,348

Municipals 0.37%
California 0.02%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	11,962
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	730	743
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	5,074
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,490
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,523
		29,792

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	475	493

Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,683
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	12,060	12,342
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	44,495	46,214
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	56,645	59,654
		134,893

Illinois 0.27%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	35,543	36,425
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	284,825	306,748
G.O. Bonds, Pension Funding Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	54,365	62,689
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	12,037
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	12,119
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	12,305
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	7,019

38	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Illinois (continued)
G.O. Bonds, Series 2019-A, 5.00% 2021	$25,000	$25,810
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	8,405	9,635
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	4,935	5,888
		490,675

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	258	263

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	185	191

Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	7,285	7,464

New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 1.69% 2028[7]	5,000	4,999

New York 0.00%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,752

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	210	219
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	405	414
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,620	1,728
		2,361

Total municipals		673,883

Bonds & notes of governments & government agencies outside the U.S. 0.36%
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]	20,000	19,907
CPPIB Capital Inc. 2.375% 2021[5]	26,000	26,038
CPPIB Capital Inc. 2.25% 2022[5]	25,714	26,262
CPPIB Capital Inc. 2.75% 2027[5]	26,400	29,745
European Investment Bank 0.625% 2027	7,655	7,599
European Stability Mechanism 0.375% 2025[5]	26,410	26,269
International Bank for Reconstruction and Development 0.75% 2027	9,000	9,008
International Development Association 0.375% 2025[5]	21,750	21,648
KfW 0.375% 2025	7,671	7,657
Landwirtschaftliche Rentenbank 0.875% 2030	15,000	14,766
Manitoba (Province of) 3.05% 2024	13,500	14,665
Morocco (Kingdom of) 3.00% 2032[5]	5,000	5,090
Morocco (Kingdom of) 4.00% 2050[5]	16,000	16,547
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,334
Peru (Republic of) 2.392% 2026	2,730	2,917
Peru (Republic of) 1.862% 2032	45,665	46,116
Peru (Republic of) 2.78% 2060	50,520	51,076
Philippines (Republic of) 1.648% 2031	13,829	14,036
Philippines (Republic of) 6.375% 2034	25,000	36,768
Philippines (Republic of) 2.65% 2045	7,941	8,061
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	2,492	2,589
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	20,000	22,120
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[5]	4,910	5,430
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	17,050	21,402
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	2,950	3,703
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[5]	1,360	1,638
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[5]	3,850	4,791
Qatar (State of) 3.375% 2024[5]	25,000	27,113

American Balanced Fund	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Qatar (State of) 4.00% 2029[5]	$10,000	$11,875
Qatar (State of) 4.817% 2049[5]	10,000	13,672
Quebec (Province of) 2.375% 2022	51,867	53,058
Quebec (Province of) 2.75% 2027	26,000	29,112
Saudi Arabia (Kingdom of) 3.25% 2030[5]	23,250	25,688
Saudi Arabia (Kingdom of) 5.25% 2050[5]	10,000	13,662
United Mexican States 2.659% 2031	23,509	24,121
United Mexican States 3.771% 2061	13,292	13,877
		667,360

Federal agency bonds & notes 0.19%
Fannie Mae 0.375% 2025	18,000	17,984
Fannie Mae 0.75% 2027	12,700	12,769
Fannie Mae 6.25% 2029	4,000	5,701
Fannie Mae 0.875% 2030	210,829	206,854
Federal Home Loan Bank 0.125% 2022	80,000	80,030
Federal Home Loan Bank 5.50% 2036	600	928
Private Export Funding Corp. 3.55% 2024	25,897	28,417
		352,683

Total bonds, notes & other debt instruments (cost: $56,934,208,000)		59,919,466

Short-term securities 12.48%	Shares
Money market investments 12.48%
Capital Group Central Cash Fund 0.12%[4,13]	228,589,763	22,861,262
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[13,14]	3,000,000	3,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[13,14]	2,900,000	2,900
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[13,14]	1,679,350	1,679
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[13,14]	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[13,14]	400,000	400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.02%[13,14]	200,000	200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[13,14]	100,000	100

Total short-term securities (cost: $22,869,007,000)		22,870,541
Total investment securities 105.31% (cost: $146,164,891,000)		192,906,973
Other assets less liabilities (5.31)%		(9,731,934)

Net assets 100.00%		$183,175,039

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 12/31/2020[16] (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
90 Day Euro Dollar Futures	Short	3,959	March 2021	$(989,750)	$(988,067)	$(401)
2 Year U.S. Treasury Note Futures	Long	11,239	April 2021	2,247,800	2,483,555	2,022
5 Year U.S. Treasury Note Futures	Long	67,858	April 2021	6,785,800	8,561,241	18,461
10 Year U.S. Treasury Note Futures	Short	682	March 2021	(68,200)	(94,169)	(129)
10 Year Ultra U.S. Treasury Note Futures	Short	46,322	March 2021	(4,632,200)	(7,242,879)	15,064
20 Year U.S. Treasury Bond Futures	Long	9,204	March 2021	920,400	1,594,018	(14,504)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,258	March 2021	(125,800)	(268,662)	180
						$20,693

40	American Balanced Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
U.S. EFFR	0.10625%	7/8/2025	$301,000	$1,515	$—	$1,515
U.S. EFFR	0.0795%	7/13/2025	1,052,100	6,680	—	6,680
U.S. EFFR	0.287%	11/12/2025	437,500	(767)	—	(767)
U.S. EFFR	0.666%	11/19/2030	78,700	542	—	542
					$—	$7,970

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$1,200,000	$(19,541)	$9,844	$(29,385)

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend or interest income (000)
Common stocks 0.67%
Consumer discretionary 0.17%
Toll Brothers, Inc.	$231,924	$52,141	$31,390	$(20,247)	$73,383	$305,811	$3,085
Materials 0.24%
Royal Gold, Inc.	520,113	63,544	68,942	15,099	(86,644)	443,170	4,424
Real estate 0.26%
Iron Mountain Inc. REIT	323,997	196,228	6,490	—	(31,849)	481,886	30,340
Energy 0.00%
Murphy Oil Corp.[17]	216,735	—	92,247	(93,504)	(30,984)	—	4,044
Noble Energy, Inc.[17]	558,900	92,812	314,160	(555,047)	217,495	—	3,280
						—
Total common stocks						1,230,867
Corporate bonds, notes & loans 0.00%
Energy 0.00%
Noble Energy, Inc. 3.25% 2029[17]	24,713	23,000	—	—	6,031	—	1,113
Noble Energy, Inc. 3.85% 2028[17]	—	8,835	—	—	848	—	121
Noble Energy, Inc. 4.95% 2047[17]	6,642	24,545	—	—	5,231	—	678
Noble Energy, Inc. 5.05% 2044[17]	—	1,573	—	—	1,038	—	59
						—
Short-term securities 12.48%
Money market investments 12.48%
Capital Group Central Cash Fund 0.12%[13]	7,530,894	42,750,182	27,415,354	(600)	(3,860)	22,861,262	65,596
Total 13.15%				$(654,299)	$150,689	$24,092,129	$112,740

American Balanced Fund	41

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,871,948,000, which represented 4.84% of the net assets of the fund. This amount includes $8,824,104,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $37,634,000, which represented .02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,541,637,000, which represented 3.57% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Amount less than one thousand.
[10]	Purchased on a TBA basis.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $139,390,000, which represented .08% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Rate represents the seven-day yield at 12/31/2020.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
[17]	Unaffiliated issuer at 12/31/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

Facs. = Facilities

Fin. = Finance

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

42	American Balanced Fund

Financial statements

Statement of assets and liabilities
at December 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value (includes $37,634 of investment securities on loan):
Unaffiliated issuers (cost: $122,260,515)	$168,814,844
Affiliated issuers (cost: $23,904,376)	24,092,129	$192,906,973
Cash		54,652
Cash denominated in currencies other than U.S. dollars (cost: $2,028)		2,042
Receivables for:
Sales of investments	20,016,183
Sales of fund’s shares	263,720
Dividends and interest	479,412
Securities lending income	69
Variation margin on futures contracts	6,608
Variation margin on swap contracts	5
Other	1,484	20,767,481
		213,731,148
Liabilities:
Collateral for securities on loan		9,279
Payables for:
Purchases of investments	30,204,975
Repurchases of fund’s shares	232,163
Investment advisory services	33,156
Services provided by related parties	42,671
Trustees’ deferred compensation	5,440
Variation margin on futures contracts	11,151
Variation margin on swap contracts	1,694
Other	15,580	30,546,830
Net assets at December 31, 2020		$183,175,039

Net assets consist of:
Capital paid in on shares of beneficial interest		$135,183,471
Total distributable earnings		47,991,568
Net assets at December 31, 2020		$183,175,039

See notes to financial statements.

American Balanced Fund	43

Financial statements (continued)

Statement of assets and liabilities
at December 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (6,070,109 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$88,070,506	2,916,278		$30.20
Class C	10,253,889	341,961		29.99
Class T	12	—	*	30.20
Class F-1	5,468,384	181,253		30.17
Class F-2	19,917,359	660,067		30.17
Class F-3	7,602,206	251,864		30.18
Class 529-A	5,163,298	171,303		30.14
Class 529-C	405,239	13,432		30.17
Class 529-E	195,111	6,476		30.13
Class 529-T	14	—	*	30.20
Class 529-F-1	11	—	*	30.11
Class 529-F-2	335,532	11,111		30.20
Class 529-F-3	936	31		30.19
Class R-1	156,650	5,228		29.96
Class R-2	1,201,206	40,060		29.99
Class R-2E	136,253	4,532		30.06
Class R-3	2,909,606	96,893		30.03
Class R-4	6,665,893	221,177		30.14
Class R-5E	582,541	19,308		30.17
Class R-5	1,622,696	53,671		30.23
Class R-6	32,487,697	1,075,464		30.21

*	Amount less than one thousand.

See notes to financial statements.

44	American Balanced Fund

Financial statements (continued)

Statement of operations
for the year ended December 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $43,111; also includes $110,769 from affiliates)	$2,408,424
Interest (net of non-U.S. taxes of $2; also includes $1,971 from affiliates)	1,286,391
Securities lending income (net of fees)	131	$3,694,946
Fees and expenses*:
Investment advisory services	356,133
Distribution services	366,010
Transfer agent services	107,793
Administrative services	49,077
Reports to shareholders	3,698
Registration statement and prospectus	5,205
Trustees’ compensation	1,557
Auditing and legal	389
Custodian	1,678
Other	3,644	895,184
Net investment income		2,799,762

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	6,043,065
Affiliated issuers	(654,299)
Futures contracts	277,335
Swap contracts	(87,062)
Currency transactions	(4,448)	5,574,591
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $9,828):
Unaffiliated issuers	9,069,877
Affiliated issuers	150,689
Futures contracts	34,044
Swap contracts	(1,235)
Currency translations	1,205	9,254,580
Net realized gain and unrealized appreciation		14,829,171

Net increase in net assets resulting from operations		$17,628,933

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

American Balanced Fund	45

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31,
	2020	2019
Operations:
Net investment income	$2,799,762	$2,893,312
Net realized gain	5,574,591	3,588,157
Net unrealized appreciation	9,254,580	18,735,804
Net increase in net assets resulting from operations	17,628,933	25,217,273

Distributions paid to shareholders	(7,723,649)	(6,209,984)

Net capital share transactions	12,541,775	14,404,545

Total increase in net assets	22,447,059	33,411,834

Net assets:
Beginning of year	160,727,980	127,316,146
End of year	$183,175,039	$160,727,980

See notes to financial statements.

46	American Balanced Fund

Notes to financial statements

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A1	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Prior to June 30, 2020, the initial sales charge was up to 5.75% for Class 529-A purchases.
[2]	Prior to June 30, 2020, Class C converted to Class F-1 and Class 529-C converted to Class 529-A after ten years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Balanced Fund	47

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of

48	American Balanced Fund

trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2020 (dollars in thousands):

American Balanced Fund	49

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,448,892	$1,531,645	$—	$23,980,537
Health care	14,687,969	1,035,798	—	15,723,767
Financials	12,613,475	589,360	—	13,202,835
Consumer staples	8,617,493	1,886,621	—	10,504,114
Communication services	10,449,577	—	—	10,449,577
Industrials	8,723,309	725,362	—	9,448,671
Consumer discretionary	7,459,383	999,579	—	8,458,962
Materials	5,478,116	951,829	—	6,429,945
Real estate	4,634,253	171,662	—	4,805,915
Energy	3,895,328	—	—	3,895,328
Utilities	1,950,632	803,774	—	2,754,406
Preferred securities	—	133,347	—	133,347
Convertible stocks	329,562	—	—	329,562
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	23,218,535	—	23,218,535
Mortgage-backed obligations	—	18,640,010	—	18,640,010
U.S. Treasury bonds & notes	—	14,210,647	—	14,210,647
Asset-backed obligations	—	2,156,348	—	2,156,348
Municipals	—	673,883	—	673,883
Bonds & notes of governments & government agencies outside the U.S.	—	667,360	—	667,360
Federal agency bonds & notes	—	352,683	—	352,683
Short-term securities	22,870,541	—	—	22,870,541
Total	$124,158,530	$68,748,443	$—	$192,906,973

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$35,727	$—	$—	$35,727
Unrealized appreciation on interest rate swaps	—	8,737	—	8,737
Liabilities:
Unrealized depreciation on futures contracts	(15,034)	—	—	(15,034)
Unrealized depreciation on interest rate swaps	—	(767)	—	(767)
Unrealized depreciation on credit default swaps	—	(29,385)	—	(29,385)
Total	$20,693	$(21,415)	$—	$(722)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

50	American Balanced Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Balanced Fund	51

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2020, the total value of securities on loan was $37,634,000, and the total value of collateral received was $38,474,000. Collateral received includes cash of $9,279,000 and U.S. government securities of $29,195,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract

52	American Balanced Fund

is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $15,230,233,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,271,734,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on

American Balanced Fund	53

which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,387,455,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$35,727	Unrealized depreciation*	$15,034
Swap	Interest	Unrealized appreciation*	8,737	Unrealized depreciation*	767
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	29,385
			$44,464		$45,186

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$277,335	Net unrealized appreciation on futures contracts	$34,044
Swap	Interest	Net realized loss on swap contracts	(108,122)	Net unrealized appreciation on swap contracts	28,150
Swap	Credit	Net realized gain on swap contracts	21,060	Net unrealized depreciation on swap contracts	(29,385)
			$190,273		$32,809

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

54	American Balanced Fund

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2020, the fund reclassified $470,169,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$601,024
Undistributed long-term capital gains	1,114,632
Gross unrealized appreciation on investments	48,142,491
Gross unrealized depreciation on investments	(1,420,765)
Net unrealized appreciation on investments	46,721,726
Cost of investments	146,174,681

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2020						Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,139,675		$2,552,918		$3,692,593		$1,421,590		$1,570,339		$2,991,929
Class C	69,703		305,356		375,059		120,312		211,991		332,303
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	72,296		160,538		232,834		100,019		112,406		212,425
Class F-2	284,619		571,555		856,174		311,241		322,170		633,411
Class F-3	111,836		216,207		328,043		110,841		111,345		222,186
Class 529-A	64,172		149,430		213,602		80,134		90,751		170,885
Class 529-C	3,582		13,509		17,091		8,558		15,558		24,116
Class 529-E	2,150		5,749		7,899		2,987		3,808		6,795
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	3,657		1,427		5,084		5,418		5,725		11,143
Class 529-F-2†	1,239		8,250		9,489
Class 529-F-3†	4		23		27
Class R-1	945		4,535		5,480		1,457		2,596		4,053
Class R-2	7,835		35,499		43,334		14,328		25,322		39,650
Class R-2E	1,223		3,990		5,213		1,601		2,387		3,988
Class R-3	31,175		86,391		117,566		49,279		63,288		112,567
Class R-4	88,584		196,518		285,102		119,827		133,072		252,899
Class R-5E	8,090		16,101		24,191		7,653		8,861		16,514
Class R-5	26,069		48,037		74,106		39,845		37,083		76,928
Class R-6	499,952		930,810		1,430,762		557,417		540,775		1,098,192
Total	$2,416,806		$5,306,843		$7,723,649		$2,952,507		$3,257,477		$6,209,984

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

American Balanced Fund	55

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.202% on such assets in excess of $144 billion. On December 9, 2020, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2021, decreasing the annual rate to 0.200% on daily net assets in excess of $186 billion. For the year ended December 31, 2020, the investment advisory services fee was $356,133,000, which was equivalent to an annualized rate of 0.218% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2020, unreimbursed expenses subject to reimbursement totaled $21,228,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based

56	American Balanced Fund

on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended December 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$197,153		$56,410		$23,658		Not applicable
Class C	98,374		7,076		2,966		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	12,992		6,236		1,569		Not applicable
Class F-2	Not applicable		18,201		5,102		Not applicable
Class F-3	Not applicable		344		1,878		Not applicable
Class 529-A	10,847		2,916		1,372		$2,817
Class 529-C	5,468		382		168		346
Class 529-E	894		60		55		112
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	153		73		150
Class 529-F-2†	Not applicable		31		16		33
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	1,306		110		39		Not applicable
Class R-2	8,548		3,790		342		Not applicable
Class R-2E	741		244		37		Not applicable
Class R-3	14,024		4,110		841		Not applicable
Class R-4	15,663		6,089		1,880		Not applicable
Class R-5E	Not applicable		718		149		Not applicable
Class R-5	Not applicable		745		459		Not applicable
Class R-6	Not applicable		178		8,473		Not applicable
Total class-specific expenses	$366,010		$107,793		$49,077		$3,458

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,557,000 in the fund’s statement of operations reflects $906,000 in current fees (either paid in cash or deferred) and a net increase of $651,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,224,985,000 and $2,140,239,000, respectively, which generated $117,253,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the

American Balanced Fund	57

exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$12,366,555	438,587	$3,648,666	126,492		$(10,274,097)	(369,517)	$5,741,124	195,562
Class C	1,841,285	65,664	371,557	12,876		(2,870,051)	(103,085)	(657,209)	(24,545)
Class T	—	—	—	—		—	—	—	—
Class F-1	859,889	30,729	228,389	7,940		(1,400,361)	(50,431)	(312,083)	(11,762)
Class F-2	6,171,368	219,357	826,409	28,690		(4,211,995)	(152,082)	2,785,782	95,965
Class F-3	2,417,075	85,509	325,022	11,281		(1,158,483)	(41,731)	1,583,614	55,059
Class 529-A	993,136	35,054	213,514	7,408		(774,466)	(27,365)	432,184	15,097
Class 529-C	106,381	3,777	17,080	595		(493,398)	(17,476)	(369,937)	(13,104)
Class 529-E	28,959	1,026	7,892	273		(38,709)	(1,371)	(1,858)	(72)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	58,916	2,097	5,081	189		(348,748)	(12,364)	(284,751)	(10,078)
Class 529-F-2[3]	319,020	11,219	9,487	318		(12,826)	(426)	315,681	11,111
Class 529-F-3[3]	916	30	27	1		(11)	— [2]	932	31
Class R-1	55,517	1,972	5,470	189		(39,069)	(1,401)	21,918	760
Class R-2	259,224	9,263	43,269	1,497		(383,176)	(13,807)	(80,683)	(3,047)
Class R-2E	41,100	1,467	5,213	181		(36,661)	(1,316)	9,652	332
Class R-3	574,497	20,480	117,412	4,086		(955,160)	(34,253)	(263,251)	(9,687)
Class R-4	973,358	34,320	285,048	9,913		(1,346,254)	(47,990)	(87,848)	(3,757)
Class R-5E	177,086	6,215	24,190	841		(109,827)	(3,910)	91,449	3,146
Class R-5	305,820	10,792	73,915	2,571		(490,035)	(17,391)	(110,300)	(4,028)
Class R-6	6,222,715	218,981	1,429,923	49,691		(3,925,280)	(139,953)	3,727,358	128,719
Total net increase (decrease)	$33,772,817	1,196,539	$7,637,565	265,032		$(28,868,607)	(1,035,869)	$12,541,775	425,702

Year ended December 31, 2019

Class A	$10,133,745	372,643	$2,954,719	106,208		$(7,457,616)	(274,059)	$5,630,848	204,792
Class C	2,016,915	74,788	328,299	11,836		(1,839,708)	(68,223)	505,506	18,401
Class T	—	—	—	—		—	—	—	—
Class F-1	1,038,230	38,518	208,419	7,498		(1,028,821)	(37,867)	217,828	8,149
Class F-2	5,119,171	188,756	607,935	21,864		(2,763,178)	(101,924)	2,963,928	108,696
Class F-3	2,124,796	78,419	220,317	7,921		(713,679)	(26,176)	1,631,434	60,164
Class 529-A	681,657	25,100	170,816	6,151		(685,806)	(25,220)	166,667	6,031
Class 529-C	133,148	4,913	24,111	865		(225,472)	(8,314)	(68,213)	(2,536)
Class 529-E	26,839	989	6,791	245		(36,569)	(1,352)	(2,939)	(118)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	82,638	3,029	11,134	401		(39,592)	(1,453)	54,180	1,977
Class R-1	31,507	1,168	4,045	146		(34,984)	(1,305)	568	9
Class R-2	260,911	9,691	39,625	1,429		(348,551)	(12,937)	(48,015)	(1,817)
Class R-2E	55,186	2,050	3,988	143		(27,831)	(1,027)	31,343	1,166
Class R-3	572,695	21,260	112,484	4,063		(1,065,993)	(39,540)	(380,814)	(14,217)
Class R-4	921,403	34,211	252,846	9,107		(1,257,717)	(46,397)	(83,468)	(3,079)
Class R-5E	327,920	12,072	16,513	592		(88,631)	(3,243)	255,802	9,421
Class R-5	342,581	12,619	76,809	2,765		(829,778)	(30,267)	(410,388)	(14,883)
Class R-6	5,675,495	209,243	1,098,151	39,492		(2,833,369)	(103,797)	3,940,277	144,938
Total net increase (decrease)	$29,544,837	1,089,469	$6,137,003	220,726		$(21,277,295)	(783,101)	$14,404,545	527,094

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

58	American Balanced Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $241,910,403,000 and $238,790,417,000, respectively, during the year ended December 31, 2020.

American Balanced Fund	59

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
12/31/2020	$28.50	$.48	$2.53	$3.01	$(.40)	$(.91)	$(1.31)	$30.20	10.85%	$88,070		.58%		1.68%
12/31/2019	24.90	.54	4.21	4.75	(.55)	(.60)	(1.15)	28.50	19.20	77,537		.58		1.98
12/31/2018	27.15	.53	(1.24)	(.71)	(.52)	(1.02)	(1.54)	24.90	(2.71)	62,648		.57		1.94
12/31/2017	24.81	.48	3.33	3.81	(.49)	(.98)	(1.47)	27.15	15.47	63,563		.57		1.80
12/31/2016	23.83	.41	1.62	2.03	(.44)	(.61)	(1.05)	24.81	8.62	55,379		.59		1.67
Class C:
12/31/2020	28.30	.27	2.52	2.79	(.19)	(.91)	(1.10)	29.99	10.05	10,254		1.32		.95
12/31/2019	24.74	.33	4.17	4.50	(.34)	(.60)	(.94)	28.30	18.27	10,372		1.34		1.22
12/31/2018	26.98	.31	(1.22)	(.91)	(.31)	(1.02)	(1.33)	24.74	(3.45)	8,611		1.36		1.15
12/31/2017	24.66	.26	3.32	3.58	(.28)	(.98)	(1.26)	26.98	14.58	8,816		1.37		1.01
12/31/2016	23.71	.21	1.60	1.81	(.25)	(.61)	(.86)	24.66	7.70	7,767		1.38		.88
Class T:
12/31/2020	28.50	.55	2.53	3.08	(.47)	(.91)	(1.38)	30.20	11.15 [4]	—	[5]	.33	[4]	1.94	[4]
12/31/2019	24.90	.60	4.21	4.81	(.61)	(.60)	(1.21)	28.50	19.48 [4]	—	[5]	.33	[4]	2.22	[4]
12/31/2018	27.15	.59	(1.24)	(.65)	(.58)	(1.02)	(1.60)	24.90	(2.49)[4]	—	[5]	.35	[4]	2.16	[4]
12/31/2017[6,7]	25.77	.41	2.38	2.79	(.43)	(.98)	(1.41)	27.15	10.91 [4,8]	—	[5]	.36	[4,9]	2.08	[4,9]
Class F-1:
12/31/2020	28.47	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.17	10.82	5,468		.62		1.65
12/31/2019	24.88	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.47	19.10	5,496		.64		1.92
12/31/2018	27.13	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.88	(2.78)	4,599		.64		1.86
12/31/2017	24.79	.45	3.33	3.78	(.46)	(.98)	(1.44)	27.13	15.40	4,957		.65		1.72
12/31/2016	23.82	.39	1.61	2.00	(.42)	(.61)	(1.03)	24.79	8.50	4,091		.66		1.60
Class F-2:
12/31/2020	28.48	.54	2.52	3.06	(.46)	(.91)	(1.37)	30.17	11.07	19,917		.36		1.89
12/31/2019	24.88	.59	4.21	4.80	(.60)	(.60)	(1.20)	28.48	19.45	16,065		.38		2.18
12/31/2018	27.13	.58	(1.24)	(.66)	(.57)	(1.02)	(1.59)	24.88	(2.52)	11,332		.38		2.14
12/31/2017	24.79	.53	3.32	3.85	(.53)	(.98)	(1.51)	27.13	15.69	8,714		.39		1.99
12/31/2016	23.82	.46	1.61	2.07	(.49)	(.61)	(1.10)	24.79	8.80	5,703		.39		1.88
Class F-3:
12/31/2020	28.49	.57	2.52	3.09	(.49)	(.91)	(1.40)	30.18	11.19	7,602		.26		1.99
12/31/2019	24.89	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.49	19.56	5,606		.27		2.29
12/31/2018	27.14	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.89	(2.43)	3,401		.29		2.24
12/31/2017[6,10]	25.38	.53	2.77	3.30	(.56)	(.98)	(1.54)	27.14	13.17 [8]	2,361		.29	[9]	2.11	[9]
Class 529-A:
12/31/2020	28.45	.46	2.53	2.99	(.39)	(.91)	(1.30)	30.14	10.79	5,163		.62		1.64
12/31/2019	24.86	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.45	19.11	4,444		.64		1.92
12/31/2018	27.11	.50	(1.23)	(.73)	(.50)	(1.02)	(1.52)	24.86	(2.78)	3,733		.65		1.86
12/31/2017	24.77	.46	3.33	3.79	(.47)	(.98)	(1.45)	27.11	15.42	3,857		.65		1.73
12/31/2016	23.80	.39	1.61	2.00	(.42)	(.61)	(1.03)	24.77	8.50	3,115		.67		1.59

See end of table for footnotes.

60	American Balanced Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
12/31/2020	$28.46	$.27	$2.52	$2.79	$(.17)	$(.91)	$(1.08)	$30.17	9.98%		$405		1.36%		.97%
12/31/2019	24.86	.32	4.20	4.52	(.32)	(.60)	(.92)	28.46	18.27		755		1.38		1.17
12/31/2018	27.11	.30	(1.24)	(.94)	(.29)	(1.02)	(1.31)	24.86	(3.53)		723		1.40		1.10
12/31/2017	24.75	.25	3.33	3.58	(.24)	(.98)	(1.22)	27.11	14.55		822		1.42		.96
12/31/2016	23.79	.20	1.60	1.80	(.23)	(.61)	(.84)	24.75	7.63		975		1.44		.82
Class 529-E:
12/31/2020	28.43	.40	2.53	2.93	(.32)	(.91)	(1.23)	30.13	10.58		195		.84		1.42
12/31/2019	24.84	.46	4.20	4.66	(.47)	(.60)	(1.07)	28.43	18.86		186		.86		1.69
12/31/2018	27.09	.44	(1.23)	(.79)	(.44)	(1.02)	(1.46)	24.84	(3.02)		165		.88		1.63
12/31/2017	24.76	.39	3.32	3.71	(.40)	(.98)	(1.38)	27.09	15.11		175		.89		1.49
12/31/2016	23.79	.33	1.61	1.94	(.36)	(.61)	(.97)	24.76	8.24		153		.91		1.35
Class 529-T:
12/31/2020	28.50	.54	2.53	3.07	(.46)	(.91)	(1.37)	30.20	11.10	[4]	—	[5]	.37	[4]	1.89	[4]
12/31/2019	24.90	.59	4.20	4.79	(.59)	(.60)	(1.19)	28.50	19.41	[4]	—	[5]	.39	[4]	2.16	[4]
12/31/2018	27.15	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.90	(2.55)[4]		—	[5]	.41	[4]	2.09	[4]
12/31/2017[6,7]	25.77	.40	2.38	2.78	(.42)	(.98)	(1.40)	27.15	10.88	[4,8]	—	[5]	.41	[4,9]	2.03	[4,9]
Class 529-F-1:
12/31/2020	28.42	.52	2.53	3.05	(.45)	(.91)	(1.36)	30.11	11.07	[4]	—	[5]	.38	[4]	1.88	[4]
12/31/2019	24.84	.59	4.18	4.77	(.59)	(.60)	(1.19)	28.42	19.38		286		.40		2.16
12/31/2018	27.09	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.84	(2.56)		201		.41		2.10
12/31/2017	24.75	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.09	15.68		178		.42		1.95
12/31/2016	23.78	.44	1.62	2.06	(.48)	(.61)	(1.09)	24.75	8.75		135		.44		1.82
Class 529-F-2:
12/31/2020[6,11]	28.35	.09	2.65	2.74	(.12)	(.77)	(.89)	30.20	9.67	[8]	336		.06	[8]	.32	[8]
Class 529-F-3:
12/31/2020[6,11]	28.35	.10	2.63	2.73	(.12)	(.77)	(.89)	30.19	9.66	[8]	1		.05	[8]	.35	[8]
Class R-1:
12/31/2020	28.28	.26	2.52	2.78	(.19)	(.91)	(1.10)	29.96	10.03		157		1.33		.93
12/31/2019	24.72	.32	4.17	4.49	(.33)	(.60)	(.93)	28.28	18.26		126		1.36		1.20
12/31/2018	26.97	.30	(1.23)	(.93)	(.30)	(1.02)	(1.32)	24.72	(3.48)		110		1.37		1.13
12/31/2017	24.64	.26	3.32	3.58	(.27)	(.98)	(1.25)	26.97	14.56		134		1.37		.99
12/31/2016	23.68	.22	1.60	1.82	(.25)	(.61)	(.86)	24.64	7.75		154		1.38		.89

See end of table for footnotes.

American Balanced Fund	61

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets
Class R-2:
12/31/2020	$28.30	$.26	$2.53	$2.79	$(.19)	$(.91)	$(1.10)	$29.99	10.03%	$1,201	1.34%	.93%
12/31/2019	24.73	.32	4.18	4.50	(.33)	(.60)	(.93)	28.30	18.25	1,220	1.36	1.20
12/31/2018	26.98	.31	(1.24)	(.93)	(.30)	(1.02)	(1.32)	24.73	(3.46)	1,111	1.37	1.13
12/31/2017	24.66	.26	3.31	3.57	(.27)	(.98)	(1.25)	26.98	14.58	1,255	1.37	1.00
12/31/2016	23.70	.22	1.60	1.82	(.25)	(.61)	(.86)	24.66	7.74	1,241	1.37	.89
Class R-2E:
12/31/2020	28.37	.34	2.53	2.87	(.27)	(.91)	(1.18)	30.06	10.34	136	1.05	1.21
12/31/2019	24.80	.40	4.19	4.59	(.42)	(.60)	(1.02)	28.37	18.60	119	1.07	1.49
12/31/2018	27.05	.39	(1.23)	(.84)	(.39)	(1.02)	(1.41)	24.80	(3.20)	75	1.08	1.44
12/31/2017	24.74	.35	3.31	3.66	(.37)	(.98)	(1.35)	27.05	14.89	57	1.08	1.32
12/31/2016	23.77	.29	1.62	1.91	(.33)	(.61)	(.94)	24.74	8.10	17	1.08	1.18
Class R-3:
12/31/2020	28.34	.38	2.53	2.91	(.31)	(.91)	(1.22)	30.03	10.51	2,910	.90	1.36
12/31/2019	24.77	.44	4.18	4.62	(.45)	(.60)	(1.05)	28.34	18.77	3,021	.92	1.64
12/31/2018	27.01	.43	(1.23)	(.80)	(.42)	(1.02)	(1.44)	24.77	(3.04)	2,992	.93	1.57
12/31/2017	24.69	.38	3.31	3.69	(.39)	(.98)	(1.37)	27.01	15.05	3,460	.93	1.44
12/31/2016	23.72	.32	1.62	1.94	(.36)	(.61)	(.97)	24.69	8.24	3,349	.93	1.33
Class R-4:
12/31/2020	28.44	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.14	10.85	6,666	.60	1.66
12/31/2019	24.85	.53	4.19	4.72	(.53)	(.60)	(1.13)	28.44	19.15	6,398	.62	1.94
12/31/2018	27.10	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.85	(2.77)	5,667	.63	1.87
12/31/2017	24.76	.46	3.33	3.79	(.47)	(.98)	(1.45)	27.10	15.44	6,353	.63	1.74
12/31/2016	23.80	.40	1.60	2.00	(.43)	(.61)	(1.04)	24.76	8.50	5,930	.64	1.63
Class R-5E:
12/31/2020	28.47	.53	2.53	3.06	(.45)	(.91)	(1.36)	30.17	11.08	583	.40	1.86
12/31/2019	24.88	.58	4.20	4.78	(.59)	(.60)	(1.19)	28.47	19.36	460	.42	2.13
12/31/2018	27.12	.60	(1.27)	(.67)	(.55)	(1.02)	(1.57)	24.88	(2.58)	168	.40	2.19
12/31/2017	24.78	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.12	15.70	32	.41	1.93
12/31/2016	23.82	.48	1.56	2.04	(.47)	(.61)	(1.08)	24.78	8.65	2	.42	1.94
Class R-5:
12/31/2020	28.53	.56	2.53	3.09	(.48)	(.91)	(1.39)	30.23	11.15	1,623	.30	1.96
12/31/2019	24.93	.61	4.20	4.81	(.61)	(.60)	(1.21)	28.53	19.48	1,646	.32	2.24
12/31/2018	27.18	.59	(1.23)	(.64)	(.59)	(1.02)	(1.61)	24.93	(2.47)	1,809	.33	2.17
12/31/2017	24.83	.54	3.34	3.88	(.55)	(.98)	(1.53)	27.18	15.78	2,090	.33	2.04
12/31/2016	23.85	.47	1.62	2.09	(.50)	(.61)	(1.11)	24.83	8.88	1,986	.34	1.91
Class R-6:
12/31/2020	28.51	.57	2.53	3.10	(.49)	(.91)	(1.40)	30.21	11.22	32,488	.26	2.00
12/31/2019	24.91	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.51	19.55	26,991	.27	2.29
12/31/2018	27.16	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.91	(2.42)	19,971	.28	2.23
12/31/2017	24.81	.56	3.33	3.89	(.56)	(.98)	(1.54)	27.16	15.84	18,238	.28	2.10
12/31/2016	23.84	.48	1.61	2.09	(.51)	(.61)	(1.12)	24.81	8.90	11,058	.29	1.98

	Year ended December 31,
Portfolio turnover rate for all share classes[12,13]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	65%	67%	72%	58%	48%
Including mortgage dollar roll transactions	176%	104%	105%	95%	79%

62	American Balanced Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

American Balanced Fund	63

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the investment portfolio, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
February 11, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

64	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	65

Expense example (continued)	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,120.90	$3.05	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,116.86	7.04	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class T – actual return	1,000.00	1,122.29	1.71	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,120.76	3.31	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,121.81	1.93	.36
Class F-2 – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class F-3 – actual return	1,000.00	1,122.30	1.39	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,120.51	3.26	.61
Class 529-A – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-C – actual return	1,000.00	1,116.29	7.20	1.35
Class 529-C – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class 529-E – actual return	1,000.00	1,119.72	4.43	.83
Class 529-E – assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 529-T – actual return	1,000.00	1,122.05	1.93	.36
Class 529-T – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class 529-F-1 – actual return	1,000.00	1,121.90	1.98	.37
Class 529-F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-2 – actual return†	1,000.00	1,122.26	.66	.37
Class 529-F-2 – assumed 5% return†	1,000.00	1,023.34	1.89	.37
Class 529-F-3 – actual return†	1,000.00	1,122.40	.57	.32
Class 529-F-3 – assumed 5% return†	1,000.00	1,023.59	1.63	.32
Class R-1 – actual return	1,000.00	1,116.70	7.04	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class R-2 – actual return	1,000.00	1,116.86	7.04	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class R-2E – actual return	1,000.00	1,118.08	5.55	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class R-3 – actual return	1,000.00	1,119.01	4.75	.89
Class R-3 – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class R-4 – actual return	1,000.00	1,120.61	3.21	.60
Class R-4 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5E – actual return	1,000.00	1,121.99	2.09	.39
Class R-5E – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-5 – actual return	1,000.00	1,122.29	1.60	.30
Class R-5 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,122.57	1.34	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 184 days.

66	American Balanced Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2020:

Long-term capital gains	$5,776,489,000
Qualified dividend income	$2,189,017,000
Section 199A dividends	$116,382,000
Section 163(j) interest dividends	$675,015,000
Corporate dividends received deduction	$1,741,735,000
U.S. government income that may be exempt from state taxation	$191,986,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

American Balanced Fund	67

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2022. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $186 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2020. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

68	American Balanced Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Balanced Fund	69

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

70	American Balanced Fund

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Michael C. Camuñez, 1969	2019	President and CEO, Monarch Global Strategies LLC, previously ManattJones Global Strategies (international consulting); former Assistant Secretary of Commerce, U.S. Department of Commerce	4	Edison International/Southern California Edison
Vanessa C. L. Chang, 1952	2012	Former Director, EL & EL Investments (real estate)	16	Edison International/Southern California Edison; Sykes Enterprises; Transocean Ltd.
Linda Griego, 1947	2012	Former President and CEO, Griego Enterprises, Inc. (business management company)	7	ViacomCBS Inc.
Leonade D. Jones, 1947	1993	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
William D. Jones, 1955	2008	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	17	Sempra Energy
Sharon I. Meers, 1965	2021	Former Senior Director, Head of Strategic Partnerships, eBay Enterprise	7	None
James J. Postl, 1946 Chairman of the Board (Independent and Non-Executive)	2007	Retired; former President and CEO, Pennzoil-Quaker State Company (automotive products and services) (retired 2002)	4	None
Josette Sheeran, 1954	2019	President Emeritus and former CEO, Asia Society; former United Nations Special Envoy for Haiti	7	Canoo Inc.
Margaret Spellings, 1957	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None
Isaac Stein, 1946	2004	Private investor; former President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	None

Interested trustee5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Hilda L. Applbaum, 1961 Senior Vice President	1999	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	4	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Balanced Fund	71

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Paul Benjamin, 1979 Co-President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.[7]
Jeffrey T. Lager, 1968 Co-President	2002	Partner — Capital International Investors, Capital Research and Management Company
Donald Rolfe, 1972 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Pramod Atluri, 1976 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[7]
Alan N. Berro, 1960 Senior Vice President	2010	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]; Director, The Capital Group Companies, Inc.[7]
Mark L. Casey, 1970 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company
Anne-Marie Peterson, 1972 Senior Vice President	2020	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
John R. Queen, 1965 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[7]
Ritchie Tuazon, 1978 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Alan J. Wilson, 1961 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Richmond Wolf, 1970 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2018	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Lovelyn Sims, 1989 Assistant Secretary	2021	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, except Paul Benjamin, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

72	American Balanced Fund

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American Balanced Fund	73

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74	American Balanced Fund

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American Balanced Fund	75

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AMBAL

Registrant:

a) Audit Fees:
Audit	2019	113,000
	2020	230,000

b) Audit-Related Fees:
	2019	30,000
	2020	30,000

c) Tax Fees:
	2019	14,000
	2020	13,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,812,000
	2020	1,477,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2019	46,000
	2020	40,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	2,000
	2020	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,904,000 for fiscal year 2019 and $1,560,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe________________
Donald H. Rolfe, Principal Executive Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Principal Executive Officer

Date: February 26, 2021

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: February 26, 2021